UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2008
Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2008 enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

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This wrapper is not part of the shareholder report.

Looking to diversify your fixed income portfolio?
Consider The Schwab Inflation Protected Fundtm and the Schwab GNMA Fundtm.

The Schwab Inflation Protected Fund* seeks to provide total return and inflation protection. Over the long term, it is designed to help provide purchasing power protection, and may be a viable option for a portion of your fixed income investment portfolio.

Fees & Minimums
	Minimum	Expense Ratio
Share Class	Investment	Gross	Net[1]

Investor Shares (SWRIX)	$100 for all account types	0.85%	0.65%

Select Shares (SWRSX)	$50,000	0.70%	0.50%

*	The Schwab Inflation-Protected Fund is expected to under-perform nominal treasury securities during disinflationary economic times and its performance is subject to fluctuation in the CPI (Consumer Price Index).

The Schwab GNMA Fund** seeks high current income and preservation of capital by primarily investing in Government National Mortgage Association (“GNMA”) securities, which are backed by the full faith and credit of the U.S. Government just like U.S. Treasury securities.

Fees & Minimums
	Minimum	Expense Ratio
Share Class	Investment	Gross	Net[2]

Investor Shares (SWGIX)	$100 for all account types	1.10%	0.74%

Select Shares (SWGSX)	$50,000	0.95%	0.55%

**	The Schwab GNMA Fund is subject to prepayment risk during low interest rate environments.

To learn more
For more information about these funds call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800 435-4000. Please read the prospectus carefully before investing.

Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to credit risk and loss of principal during periods of rising interest rates.

[1]	Schwab and the investment adviser have agreed to limit “the fund’s net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.65% and 0.50%, respectively, through 11/14/2009.
[2]	Schwab and the investment adviser have agreed to limit “the fund’s net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.74% and 0.55%, respectively, through 11/14/2009.

Charles Schwab & Co., Inc. Member SIPC
ADP44665 (1008-5900) (09/08) © 2006 All Rights Reserved

Schwab Bond Funds

Annual Report
August 31, 2008

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

Five smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Select Shares® are available on many Schwab Fundstm

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)*	–1.21%

Benchmark: Lehman Brothers U.S. Government/Credit: 1–5 Years Index	6.07%
Fund Category: Morningstar Short-Term Bond	1.01%

Performance Details	pages 6–7

Schwab® Premier Income Fund

Investor Shares (Ticker Symbol: SWIPX)**	3.97%
Select Shares® (Ticker Symbol: SWILX)**	4.05%
Institutional Shares (Ticker Symbol: SWIIX)**	4.13%
Benchmark: Lehman Brothers U.S. Aggregate Intermediate Bond Index	3.99%
Fund Category: Morningstar Intermediate-Term Bond	–0.01%

Performance Details	pages 8–9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	–0.91%

Benchmark: Lehman Brothers U.S. Aggregate Bond Index	5.86%
Fund Category: Morningstar Intermediate-Term Bond	1.58%

Performance Details	pages 10–11

Schwab GNMA Fundtm

Investor Shares (Ticker Symbol: SWGIX)	6.85%
Select Shares® (Ticker Symbol: SWGSX)	7.06%
Benchmark: Lehman Brothers GNMA Index	7.22%
Fund Category: Morningstar Intermediate Government	4.62%

Performance Details	pages 12–13

Schwab Inflation Protected Fundtm

Investor Shares (Ticker Symbol: SWRIX)	10.88%
Select Shares® (Ticker Symbol: SWRSX)	11.02%
Benchmark: Lehman Brothers U.S. TIPS Index	11.90%
Fund Category: Morningstar Inflation Protected Bond	10.10%

Performance Details	pages 14–15

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed at 8/31/08. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles and which are required when preparing the annual report.
**	Not annualized. For the period 10/31/07 (commencement of operation) to 8/31/08.
[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Taxable Bond Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Historically, intense market fluctuations have not been the norm, but it is during these periods that many investors give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Taxable Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, the subprime mortgage and credit crisis acutely impacted the U.S. Economy and the financial marketplace. Risk-averse investors in all corners of the market migrated to the safety of U.S. Treasuries and other Government backed assets. This caused non-government debt instruments in the taxable and tax-free fixed income markets, such as mortgage-backed and asset-backed securities, along with auction rate securities and commercial paper to be subjected to depressed demand and price declines. As these conditions persisted amongst a backdrop of high commodity prices, a weak dollar, and falling housing valuations, they contributed to extraordinarily tight lending conditions and investor pessimism.

As it became apparent that the deterioration of market conditions was broader and deeper than many anticipated, we reassessed security selection and risk-tolerance within our taxable bond funds. Despite the market-related pressure some of the funds experienced during the most severe moments of the crisis, our portfolio management team subsequently responded by adjusting the funds’ positioning to better weather the market storm.

During these times of market uncertainty, we encourage you to seek the guidance and advice of your Schwab financial consultant or your independent investment advisor to ensure that your portfolio allocations represent your goals and tolerance for risk. Our Schwab Fixed Income Specialists can be reached at 1-877-563-7818, while our Client Service Specialists are available at 1-800-435-4000.

Sincerely,

Schwab Taxable Bond Funds 3

The Investment Environment

Over the past year, the U.S. Economy experienced a degree of disruption and uncertainty rarely seen in its history. Early in the period, concern about subprime mortgages and lending practices sparked a wave of turmoil that rippled through the housing market before spreading to the greater economy. Financial institutions, particularly banks and their associated debt instruments, experienced declines in share and asset price while simultaneously incurring credit downgrades. Bond markets experienced heightened volatility as spreading pessimism and distressed debt led to market sell-offs and depressed prices. In conjunction with these events, the unabated rise in commodity prices, particularly in oil and food, taxed consumer spending and exacerbated inflation worries as the Federal Reserve (the Fed) simultaneously cut interest rates.

Significant economic indicators, such as Gross Domestic Product (GDP), employment, and consumer prices on the balance pointed to slowing growth and weakness in the U.S. Economy. The GDP growth rate oscillated between expansion and contraction, down -0.2% in the fourth quarter of 2007 before advancing 2.8% in the second quarter of 2008. From September 2007 through July 2008, the unemployment rate increased by a full point rising from 4.7 to 5.7 percent, its highest level in almost four years. Consumer prices also rose markedly as the Consumer Price Index (CPI) jumped to 5.7% in July on a year-over-year basis, fueled by soaring prices in food and oil. The rise in prices was partially exacerbated by the weakness of the U.S. dollar against major currencies which contributed to price speculation in the commodity markets.

Falling housing valuations and the subprime mortgage crisis were among the primary factors contributing to broader market volatility and investor pessimism during the period. Rising mortgage defaults and questionable lending practices associated with low-documentation loans and loans issued to subprime borrowers engendered risk aversion toward a broad range of mortgage-backed and asset-backed securities. As the crisis deepened during the middle of the reporting period, investors became extremely skeptical of all but the most secure assets, demanding higher premiums.

U.S. Treasuries, with their government backing, became the safe-haven securities of choice for many investors. As a result, the prices of non-U.S. Treasury fixed income securities fell on depressed demand. Caught up in this flight to safety, the municipal bond market experienced volatility and monoline insurance corporations experienced credit downgrades. As auctions failed and the ability to turn over short-term debt became uncertain some large investors were forced to sell securities into illiquid markets, contributing to a negative cycle of anemic demand and falling prices.

During the reporting period, investors questioned the solvency of major financial institutions caught with portfolios of distressed debt and unable to raise capital. Some institutions, such as Bear Stearns and IndyMac Bank, were pushed into sales with many more to follow in the months ahead. Even the national mortgage lenders Fannie Mae and Freddie Mac began to suffer from rising defaults on loans, and were taken over by the U.S. government in early September. In response to these and other market movements the Fed lowered interest rates from 5.25% to 2.00% in an effort to jumpstart the economy and inject liquidity into the troubled credit markets. However, the persistent threat of inflation has made the Fed cautious as it seeks to follow its dual mandate of balancing growth and inflation.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Bond Funds

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fundtm

The Schwab Short-Term Bond Market Fund returned -1.21%, underperforming the Lehman Brothers U.S. Government/Credit: 1-5 Year Index, which was up 6.07%. During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals.

As of 8/31/08:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	59.6%

Corporate Bonds	26.0%

Mortgage-Backed Securities	7.7%
Commercial Mortgage

Backed Securities	5.2%

Asset-Backed Obligations	1.1%
Commercial Paper & Other

Corporate Obligations	0.3%

Preferred Stock	0.1%

By Credit Quality 2

AAA	75.0%

AA	4.0%

A	7.6%

BBB	10.9%

Short-Term Ratings	0.3%

Unrated Securities	2.2%

Weighted Average

Credit Quality	AA

By Maturity3

0-6 months	13.4%

7-18 months	0.6%

19-30 months	49.1%

More than 30 months	36.9%

Weighted Average Maturity	2.3 yrs
Weighted Average Effective

Duration	2.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)*	-1.21%	2.23%	3.94%
Benchmark: Lehman Brothers U.S. Government/Credit: 1-5 Years Index	6.07%	3.84%	5.11%
Fund Category: Morningstar Short-Term Bond	1.01%	2.38%	3.93%

Fund Expense Ratios4: Net 0.55%; Gross 0.58%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	3.71%

30-Day SEC Yield-No Waiver[6]	3.66%

12-Month Distribution Yield[3]	4.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed at 8/31/08. The total return presented in the financial highlights section of the report is calculated in the same manner, but also taking into account certain adjustments that are necessary under generally accepted accounting principles and which are required when preparing the annual report.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund Investor Shares returned 3.97% since inception, narrowly underperforming the benchmark Lehman Brothers U.S. Aggregate Intermediate Bond Index, which returned 3.99% during the same period. As the fund was being launched, risk aversion and forced selling in the fixed income market combined with persistent volatility created a difficult investment environment. As a result of these conditions, investors demanded higher premiums to own all non-Government securities irrespective of underlying credit quality.

As of 8/31/08:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	41.7%

Corporate Bonds	24.1%

U.S. Government Securities	21.0%

Asset-Backed Obligations	8.1%
Commercial Paper & Other

Corporate Obligations	4.8%
Commercial Mortgage

Backed Securities	0.3%

By Credit Quality 2

AAA	66.1%

AA	7.4%

A	7.5%

BBB	11.0%

BB	2.3%

B	0.8%

Short-Term Ratings	4.7%

Unrated Securities	0.2%

Weighted Average

Credit Quality	AA

By Maturity3

0-6 months	24.2%

7-18 months	1.4%

19-30 months	9.0%

More than 30 months	65.4%

Weighted Average Maturity	4.2 yrs
Weighted Average Effective

Duration	4.0 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

Performance of a Hypothetical
$500,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	Since Inception

Investor Shares (10/31/07)	3.97%
Select Shares (10/31/07)	4.05%
Institutional Shares (10/31/07)	4.13%
Benchmark: Lehman Brothers U.S. Aggregate Intermediate Bond Index	3.99%
Fund Category: Morningstar Intermediate-Term Bond	-0.01%

Expense Ratios4: Investor Shares: Net 0.87%; Gross 1.02% / Select Shares: Net 0.72%; Gross 0.87% /
             Institutional Shares: Net 0.63%; Gross 0.87%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]
Investor Shares	5.13%
Select Shares	5.28%
Institutional Shares	5.28%

30-Day SEC Yield–No Waiver[6]
Investor Shares	5.12%
Select Shares	5.27%
Institutional Shares	5.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 9/19/07, as amended 6/13/08.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fundtm

The Schwab Total Bond Market Fund returned -0.91%, underperforming Lehman Brothers U.S. Aggregate Bond Index, which was up 5.86%. During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals.

As of 8/31/08:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	38.8%

U.S. Government Securities	25.6%

Corporate Bonds	15.8%

Asset-Backed Obligations	4.4%
Commercial Mortgage

Backed Securities	4.4%
Commercial Paper & Other

Corporate Obligations	10.6%

Preferred Stock	0.4%

By Credit Quality 2

AAA	76.9%

AA	3.8%

A	6.4%

BBB	7.4%

BB	0.3%

B	0.1%

Short-Term Ratings	4.4%

Unrated Securities	0.7%

Weighted Average

Credit Quality	AAA

By Maturity3

0-1 Year	26.6%

2-10 Years	37.3%

11-20 Years	7.1%

21-30 Years	29.0%

Weighted Average Maturity	5.5 yrs
Weighted Average Effective

Duration	4.9 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	-0.91%	3.23%	4.65%
Benchmark: Lehman Brothers U.S. Aggregate Bond Index	5.86%	4.61%	5.58%
Fund Category: Morningstar Intermediate-Term Bond	1.58%	3.34%	4.62%

Fund Expense Ratio4: 0.53%

 Style Assessment5

 Yields1,3

30-Day SEC Yield	4.26%

12-Month Distribution Yield	5.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Taxable Bond Funds 11

Schwab GNMA Fundtm

The Schwab GNMA Fund Investor Shares returned 6.85%, underperforming the Lehman Brothers GNMA Index, which was up 7.22% for the period. During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. Although GNMA securities benefit from the full faith and credit guarantee by the U.S. Government, which allowed GNMA securities to outperform all other types of mortgage backed securities, they were nevertheless impacted by unusual market conditions present during the period. Consequently, these conditions created a decline in the valuations of GNMA securities relative to U.S. Treasuries.

As of 8/31/08:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	85.6%
Commercial Paper & Other

Corporate Obligations	14.4%

By Credit Quality 2

AAA	91.0%

Short-Term Ratings	8.9%

Unrated Securities	0.1%

Weighted Average

Credit Quality	AAA

By Maturity3

0-6 Months	15.3%

7-18 Months	0.2%

19-30 Months	0.0%

More than 30 Months	84.5%

Weighted Average Maturity	4.2 yrs
Weighted Average Effective

Duration	4.4 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (3/3/03)	6.85%	4.41%	3.69%
Select Shares (3/3/03)	7.06%	4.59%	3.86%
Benchmark: Lehman Brothers GNMA Index	7.22%	4.97%	4.40%
Fund Category: Morningstar Intermediate Government	4.62%	3.55%	2.96%

Fund Expense Ratios4: Investor Shares: Net 0.74%; Gross 1.10% / Select Shares: Net 0.55%; Gross 0.95%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]
Investor Shares	4.13%
Select Shares	4.32%

30-Day SEC Yield-No Waiver[6]
Investor Shares	3.86%
Select Shares	4.01%

12-Month Distribution Yield[3]
Investor Shares	4.35%
Select Shares	4.54%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 13

Schwab Inflation Protected Fundtm

The Schwab Inflation Protected Fund Investor Shares returned 10.88% for the period, underperforming the benchmark Lehman Brothers U.S. TIPS Index, which returned 11.90%. The strong performance in inflation protected securities was the result of high inflation as measured by the non-seasonally adjusted consumer price index (CPI-NSA). In addition, TIPS (Treasury Inflation Protected Securities) outperformed Treasuries as a result of growing concerns that rising energy and food prices would eventually be reflected in core inflation. Throughout the period, investors remained skeptical of the Federal Reserve’s monetary policy, questioning whether or not the focus on maintaining economic growth was paramount to rising inflation. However, the sell-off in oil since the beginning of July has given the Federal Reserve some flexibility to hold the Fed Funds Rate at their current level, which has caused TIPS to underperform Treasuries during the last two months of the reporting period. Relative to the benchmark, the fund was neutral in overall duration.

As of 8/31/08:

 Portfolio Composition % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	96.4%
Commercial Paper & Other

Corporate Obligations	3.6%

By Credit Quality2

AAA	96.5%

Short-Term Ratings	3.5%

Weighted Average

Credit Quality	AAA

By Maturity3

0-1 Year	3.6%

2-10 Years	68.2%

11-20 Years	22.2%

21-30 Years	6.0%

Weighted Average Maturity	9.1 yrs
Weighted Average Effective

Duration	7.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings.

14 Schwab Taxable Bond Funds

 Schwab Inflation Protected Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	1 Year	Since Inception

Investor Shares (3/31/06)	10.88%	7.12%
Select Shares (3/31/06)	11.02%	7.26%
Benchmark: Lehman Brothers U.S. TIPS Index	11.90%	8.09%
Fund Category: Morningstar Inflation Protected Bond	10.10%	6.73%

Fund Expense Ratios4: Investor Shares: Net 0.65%; Gross 0.85% / Select Shares: Net 0.50%; Gross 0.70%

 Style Assessment5

 Yields 1

30-Day SEC Yield[3]
Investor Shares	11.82%
Select Shares	11.97%

30-Day SEC Yield-No Waiver[6]
Investor Shares	11.73%
Select Shares	11.89%

12-Month Distribution Yield[3]
Investor Shares	5.97%
Select Shares	6.10%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2008 and held through August 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 3/01/08	at 8/31/08	3/01/08 - 8/31/08

Schwab Short-Term Bond Market Fundtm
Actual Return	0.55%	$1,000	$987.90	$2.75
Hypothetical 5% Return	0.55%	$1,000	$1,022.37	$2.80

Schwab® Premier Income Fund
Investor Shares
Actual Return	0.73%	$1,000	$989.80	$4.37
Hypothetical 5% Return	0.73%	$1,000	$1,025.68	$4.45
Select Shares®
Actual Return	0.60%	$1,000	$990.50	$3.59
Hypothetical 5% Return	0.60%	$1,000	$1,026.46	$3.66
Institutional Shares
Actual Return	0.53%	$1,000	$991.10	$3.17
Hypothetical 5% Return	0.53%	$1,000	$1,026.88	$3.23

Schwab Total Bond Market Fundtm
Actual Return	0.53%	$1,000	$958.20	$2.61
Hypothetical 5% Return	0.53%	$1,000	$1,022.47	$2.69

Schwab GNMA Fundtm
Investor Shares
Actual Return	0.74%	$1,000	$1,000.80	$3.72
Hypothetical 5% Return	0.74%	$1,000	$1,021.42	$3.76
Select Shares®
Actual Return	0.55%	$1,000	$1,001.70	$2.77
Hypothetical 5% Return	0.55%	$1,000	$1,022.37	$2.80

Schwab Inflation Protected Fundtm
Investor Shares
Actual Return	0.65%	$1,000	$996.60	$3.26
Hypothetical 5% Return	0.65%	$1,000	$1,021.87	$3.30
Select Shares®
Actual Return	0.50%	$1,000	$997.30	$2.51
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund tm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	9.84	9.91	10.05	10.21	10.14

Income (loss) from investment operations:
Net investment income (loss)	0.44	0.49	0.42	0.30	0.28
Net realized and unrealized gains (losses)	(0.54)	(0.07)	(0.14)	(0.13)	0.07

Total from investment operations	(0.10)	0.42	0.28	0.17	0.35
Less distributions:
Distributions from net investment income	(0.44)	(0.49)	(0.42)	(0.31)	(0.28)
Distributions from net realized gains	—	—	—	(0.02)	—

Total Distributions	(0.44)	(0.49)	(0.42)	(0.33)	(0.28)

Net asset value at end of period	9.30	9.84	9.91	10.05	10.21

Total return (%)	(1.11)	4.33	2.87	1.68	3.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.56 [1]	0.55	0.55	0.53
Gross operating expenses	0.59	0.58	0.57	0.57	0.57
Net investment income (loss)	4.62	4.94	4.18	3.00	2.69
Portfolio turnover rate	351	225	171	109	114
Net assets, end of period ($ x 1,000,000)	346	569	604	660	728
1 The ratio of net operating expenses would have been 0.55% if interest expense had not been included.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

59.3%		U.S. Government Securities	203,670	204,777
25.9%		Corporate Bonds	92,914	89,555
7.6%		Mortgage-Backed Securities	28,406	26,297
5.2%		Commercial Mortgage Backed Securities	20,151	17,907
1.1%		Asset-Backed Obligations	4,725	3,948
0.1%		Preferred Stock	323	282
0.3%		Short-Term Investments	1,069	1,069

99.5%		Total Investments	351,258	343,835
37.8%		Collateral Invested for Securities on Loan	130,871	130,871
(37	.3)%	Other Assets and Liabilities, Net		(129,057)

100.0%		Net Assets		345,649

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 59.3% of net assets

U.S. Government Agency Securities 21.2%
Federal Home Loan Bank
3.50%, 07/16/10 (e)	45,000	45,330
3.63%, 09/16/11	15,000	15,034
3.63%, 05/29/13	13,000	12,826

		73,190

U.S. Treasury Obligation 38.1%
U.S. Treasury Notes
2.88%, 06/30/10 (e)	93,000	94,010
2.75%, 07/31/10 (e)	10,000	10,084
4.75%, 03/31/11 (e)	10,000	10,559
3.38%, 07/31/13 (e)	16,700	16,934

		131,587

Total U.S. Government Securities (Cost $203,670)		204,777

Corporate Bonds 25.9% of net assets

Finance 11.6%

Banking 6.4%
Barclays Bank PLC
7.38%, 12/15/11 (a)(b)(c)	1,000	963
BBVA Bancomer Capital Trust 1
5.38%, 07/22/10 (a)(b)(c)	2,000	2,053
Citigroup, Inc.
6.50%, 01/18/11	4,000	4,108
Deutsche Bank Capital Trust
4.60%, 09/30/08 (a)(b)(c)	8,000	7,935
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	2,000	2,033
JPMorgan Chase & Co.
4.75%, 05/01/13	1,000	965
RBS Capital Trust IV
3.60%, 09/30/08 (a)(b)	5,500	4,052

		22,109

Brokerage 2.0%
Goldman Sachs Group, Inc.
7.80%, 01/28/10	2,000	2,078
6.88%, 01/15/11	2,000	2,077
Lehman Brothers Holdings, Inc.
5.63%, 01/24/13	2,000	1,869
Morgan Stanley
6.00%, 04/28/15	1,000	922

		6,946

Finance Company 2.2%
General Electric Capital Corp.
5.88%, 02/15/12	4,000	4,132
4.80%, 05/01/13	500	495
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)	2,000	1,464
International Lease Finance Corp.
6.38%, 03/25/13	1,500	1,343

		7,434

Insurance 1.0%
Allstate Life Global Funding Trust
5.38%, 04/30/13	3,500	3,499

		39,988

Industrial 13.2%

Basic Industry 1.9%
E.I. Du Pont De Nemours
5.00%, 07/15/13 (b)(e)	1,000	1,009
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13 (b)	2,500	2,524
Xstrata Finance (Canada) Ltd.
5.50%, 11/16/11 (b)(c)	3,000	2,957

		6,490

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Capital Goods 0.9%
Caterpillar Financial Services Corp.
4.90%, 08/15/13	500	502
Raytheon Co.
5.50%, 11/15/12 (b)	1,000	1,034
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,500	1,552

		3,088

Communications 3.9%
AT&T, Inc.
4.95%, 01/15/13 (b)	3,000	3,003
Comcast Holdings Corp.
10.63%, 07/15/12	2,965	3,337
COX Communications, Inc.
3.88%, 10/01/08 (b)	1,000	1,000
Deutsche Telekom International Finance
5.88%, 08/20/13 (b)(e)	500	499
News America Holdings
9.25%, 02/01/13	500	575
TCI Communications, Inc.
9.80%, 02/01/12	630	709
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	1,000	1,016
Time Warner Entertainment Co.
10.15%, 05/01/12	2,000	2,279
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000	1,006

		13,424

Consumer Cyclical 1.0%
CVS Caremark Corp.
6.30%, 12/01/08 (a)(b)	3,000	2,548
Viacom, Inc.
5.75%, 04/30/11 (b)	1,000	993

		3,541

Consumer Non-Cyclical 3.2%
Cadbury Schweppes US Finance
3.88%, 10/01/08 (b)(c)	1,500	1,500
General Mills, Inc.
5.25%, 08/15/13 (b)	500	504
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	3,000	3,045
Philip Morris International, Inc.
4.88%, 05/16/13	1,000	991
Safeway, Inc.
4.95%, 08/16/10 (b)(e)	3,000	3,012
The Kroger Co.
5.00%, 04/15/13 (b)	2,000	1,975

		11,027

Energy 1.5%
ConocoPhillips
4.40%, 05/15/13 (b)	2,000	1,984
XTO Energy, Inc.
7.50%, 04/15/12 (b)	2,960	3,143

		5,127

Technology 0.5%
Xerox Corp.
5.65%, 05/15/13 (b)	2,000	1,984

Transportation 0.3%
Canadian National Railway Co.
4.95%, 01/15/14 (b)	1,000	1,004

		45,685

Utilities 1.1%

Natural Gas 1.1%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)	2,974	3,164
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	700	718

		3,882

Total Corporate Bonds (Cost $92,914)		89,555

Mortgage-Backed Securities 7.6% of net assets

Collateralized Mortgage Obligations 7.6%
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2
5.29%, 03/25/10 (a)(b)	4,380	2,873
Banc of America Funding Corp.
Series 2006-B Class 6A1
5.88%, 09/01/08 (a)(b)	1,180	1,023
Citicorp Mortgage Securities, Inc.
Series 2003-10 Class A4
4.50%, 11/25/18 (b)	4,960	4,767
Series 2003-2 Class 2A2
5.25%, 02/25/33 (b)	4,673	4,612
Series 2004-4 Class A3
5.25%, 06/25/34 (b)	829	816
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1 Class WA1
6.50%, 06/25/16 (b)	101	103
Countrywide Alternative Loan Trust
Series 2003-6T2 Class A2
5.00%, 06/25/33 (b)	14	14
Series 2005-J8 Class 1A3
5.50%, 07/25/35 (b)	204	179
Countrywide Home Loans
Series 2005-HYB1 Class 4A1
5.15%, 09/01/08 (a)(b)	217	195
MASTR Asset Securitization Trust
Series 2003-10 Class 2A1
4.50%, 11/25/13 (b)	224	207
Morgan Stanley Mortgage Loan Trust
Series 2004-1 Class 1A8
4.75%, 11/25/18 (b)	1,096	1,085
Nomura Asset Acceptance Corp.
Series 2004-AR1 Class 4A
6.09%, 09/01/08 (a)(b)	5,004	4,711
Opteum Mortgage Acceptance Corp.
Series 2005-5 Class 2A1A
5.47%, 09/01/08 (a)(b)	26	26
Residential Asset Securitization Trust
Series 2007-A7 Class A5
6.00%, 07/25/37 (b)	5,327	5,089

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.50%, 03/25/36 (b)	621	597

Total Mortgage-Backed Securities (Cost $28,406)		26,297

Commercial Mortgage Backed Securities 5.2% of net assets
WAMU Commercial Mortgage Security
Series 2007-SL3 Class A
6.11%, 09/01/08 (a)(b)(c)(f)	14,450	13,005
Series 2007-SL2 Class A
5.43%, 09/01/08 (a)(b)(c)(f)	5,709	4,902

Total Commercial Mortgage Backed Securities (Cost $20,151)		17,907

Asset-Backed Obligations 1.1% of net assets
Structured Asset Securities Corp.
Series 2005-2XS Class 1A5A
4.72%, 09/01/08 (a)(b)	4,860	3,948

Total Asset-Backed Obligations (Cost $4,725)		3,948

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.1% of net assets
First Republic Preferred Capital Corp. (c)(f)	300	282

Total Preferred Stock (Cost $323)		282

	Face/Maturity
Issuer Rate,	Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.3% of net assets

Repurchase Agreement 0.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $888.
1.85%, issued 08/29/08,
due 09/02/08	869	869

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
1.81%, 09/25/08 (d)	200	200

Total Short-Term Investments (Cost $1,069)		1,069

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 37.8% of net assets

State Street Navigator Security Lending Prime Portfolio	130,871,476	130,871

End of collateral invested for securities on loan.

(All dollar amounts are x1,000)

At 08/31/08, the tax basis cost of the fund’s investments was $351,316, and the unrealized appreciation and depreciation were $1,453 and ($8,934) respectively, with a net unrealized depreciation of ($7,481).

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $35,061 or 10.1% of net assets.
(d)	All or a portion of this security is held as collateral for open future contracts.
(e)	All or a portion of this security is on loan.
(f)	Fair-valued by Management.

In addition to the above, the fund held the following at
08/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ (Losses)

Futures Contracts

Futures Contracts - Long
2 Years, Long, U.S. Treasury Note, expires 12/31/08	110	23,351	22

			22

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ (Losses)

Futures Contracts - Short
10 Years, Short, U.S. Treasury Note, expires 12/19/08	(75)	(8,663)	(28)
5 Years, Short, U.S. Treasury Note expires 12/31/08	(4)	(447)	(1)

			(29)

Net unrealized losses			(7)

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value including $127,592 of securities on loan (cost $351,258)		$343,835
Collateral invested for securities on loan		130,871
Cash		1
Receivables:
Interest		2,507
Fund shares sold		75
Income from securities on loan		68
Due from broker for futures		20
Dividends		6
Prepaid expenses	+	3

Total assets		477,386

Liabilities
Collateral held for securities on loan		130,871
Payables:
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		7
Fund shares redeemed		524
Distributions to shareholders		280
Accrued expenses	+	50

Total liabilities		131,737

Net Assets
Total assets		477,386
Total liabilities	−	131,737

Net assets		$345,649
Net Assets by Source
Capital received from investors		394,628
Net investment income not yet distributed		1
Net realized capital losses		(41,550)
Net unrealized capital losses		(7,430)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$345,649		37,161		$9.30

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$24,792
Securities on loan		1,349
Dividends	+	222

Total investment income		26,363

Net Realized Gains and Losses
Net realized losses on investments		(28,862)
Net realized losses on short sales		(14)
Net realized gains on futures contracts		5,225
Net realized losses on swap agreements	+	(1,319)

Net realized losses		(24,970)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(4,609)
Net unrealized losses on short sales		(12)
Net unrealized losses on futures contracts		(499)
Net unrealized gains on swap agreements	+	1,092

Net unrealized losses		(4,028)

Expenses
Investment adviser and administrator fees		1,489
Transfer agent and shareholder service fees		1,273
Portfolio accounting fees		58
Shareholder reports		53
Professional fees		37
Registration fees		27
Custodian fees		22
Interest expense		17
Trustees’ fees		16
Other expenses	+	6

Total expenses		2,998
Expense reduction by adviser and Schwab	−	180
Custody credits	−	6

Net expenses		2,812

Increase (Decrease) in Net Assets from Operations
Total investment income		26,363
Net expenses	−	2,812

Net investment income		23,551
Net realized losses		(24,970)
Net unrealized losses	+	(4,028)

Decrease in net assets from operations		($5,447)

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$23,551	$29,039
Net realized losses		(24,970)	(1,716)
Net unrealized losses	+	(4,028)	(1,651)

Increase (Decrease) in net assets from operations		(5,447)	25,672

Distributions to shareholders
Distributions from net investment income		$23,595	$29,177

Transactions in Fund Shares

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,007	$136,864	18,786	$186,261
Shares reinvested		1,693	16,480	2,183	21,655
Shares redeemed	+	(36,345)	(347,638)	(24,087)	(238,940)

Net transactions in fund shares		(20,645)	($194,294)	(3,118)	($31,024)

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,806	$568,985	60,924	$603,514
Total decrease	+	(20,645)	(223,336)	(3,118)	(34,529)

End of period		37,161	$345,649	57,806	$568,985

Net investment income not yet distributed			$1		$18

24 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	10/31/07[1]–
Investor Shares	8/31/08

Per Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.45
Net realized and unrealized gains (losses)	(0.05)

Total from investment operations	0.40
Less distributions:
Distributions from net investment income	(0.45)

Net asset value at end of period	9.95

Total return (%)	3.97	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[3]
Gross operating expenses	0.93	[3]
Net investment income (loss)	5.41	[3]
Portfolio turnover rate	374	[2]
Net assets, end of period ($ x 1,000,000)	58

	10/31/07[1]–
Select Shares	8/31/08

Per Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.45
Net realized and unrealized gains (losses)	(0.05)

Total from investment operations	0.40
Less distributions:
Distributions from net investment income	(0.45)

Net asset value at end of period	9.95

Total return (%)	4.05	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.54	[3]
Gross operating expenses	0.78	[3]
Net investment income (loss)	5.52	[3]
Portfolio turnover rate	374	[2]
Net assets, end of period ($ x 1,000,000)	141

1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 25

Financial Highlights continued

	10/31/07[1]–
Institutional Shares	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.44
Net realized and unrealized gains (losses)	(0.03)

Total from investment operations	0.41
Less distributions:
Distributions from net investment income	(0.46)

Net asset value at end of period	9.95

Total return (%)	4.13	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.54	[3]
Gross operating expenses	0.74	[3]
Net investment income (loss)	5.53	[3]
Portfolio turnover rate	374	[2]
Net assets, end of period ($ x 1,000,000)	47
1 Commencement of operations.
2 Not annualized.
3 Annualized.

26 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

27.9%		Corporate Bonds	68,992	68,459
9.4%		Asset-Backed Obligations	24,489	23,147
48.3%		Mortgage-Backed Securities	118,707	118,544
0.3%		Commercial Mortgage Backed Securities	865	859
24.3%		U.S. Government Securities	59,202	59,657
5.6%		Short-Term Investments	13,830	13,830

115.8%		Total Investments	286,085	284,496
(15	.8)%	Other Assets and Liabilities, Net		(38,894)

100.0%		Net Assets		245,602

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Corporate Bonds 27.9% of net assets

Finance 10.8%

Banking 5.1%
ANZ National International Ltd/New Zealand
6.20%, 07/19/13	1,000	1,004
Bank of America Corp.
8.13%, 05/15/18 (a)(b)	500	452
BankBoston Capital Trust III
3.53%, 09/15/08 (a)(b)	175	142
Capital One Bank FSB
2.89%, 09/15/08	1,000	997
CoBank ACB
7.88%, 04/16/18 (c)	1,000	987
JPMorgan Chase & Co.
7.90%, 04/30/18 (a)(b)	1,000	911
RBS Capital Trust IV
3.60%, 09/30/08 (a)(b)	5,000	3,684
Skandinaviska Enskilda Banken AB
7.50%, 09/12/08 (a)(b)(c)	2,400	2,402
Sumitomo Bank International Finance
8.50%, 06/15/09	2,000	2,067

		12,646

Brokerage 1.1%
Lehman Brothers Holdings, Inc.
6.88%, 05/02/18	500	466
Merrill Lynch & Co., Inc.
6.15%, 04/25/13	500	474
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	2,000	1,814

		2,754

Finance Company 2.6%
American General Finance
6.90%, 12/15/17	2,000	1,605
General Electric Capital Corp.
4.80%, 05/01/13	1,000	990
5.63%, 05/01/18	1,000	974
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)	1,040	761
International Lease Finance Corp.
4.75%, 07/01/09	2,000	1,955

		6,285

Insurance 2.0%
American International Group, Inc.
8.25%, 08/15/18	500	494
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)	250	150
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	1,000	777
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	3,000	2,568
ZFS Finance USA Trust III
3.93%, 09/15/08 (a)(b)(c)	1,000	878

		4,867

		26,552

Industrial 14.8%

Basic Industry 1.2%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000	1,012
Alcoa, Inc.
6.00%, 07/15/13 (b)	1,000	1,002
EI Du Pont de Nemours & Co.
6.00%, 07/15/18 (b)	500	511
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13 (b)	500	505

		3,030

Capital Goods 0.8%
Rexam PLC
6.75%, 06/01/13 (b)(c)	2,000	1,988

Communications 6.5%
Comcast Holdings Corp.
10.63%, 07/15/12	619	697
COX Communications, Inc.
3.88%, 10/01/08 (b)	4,500	4,499
Deutsche Telekom International Finance
5.88%, 08/20/13 (b)	500	499

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Echostar DBS Corp.
6.63%, 10/01/14 (b)	1,000	922
Grupo Televisa S.A.
6.00%, 05/15/18 (b)	1,000	983
News America Holdings
9.25%, 02/01/13	500	575
Rogers Communications, Inc.
6.80%, 08/15/18 (b)	500	508
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)	1,000	1,031
7.50%, 03/15/15 (b)	290	309
TCI Communications, Inc.
9.80%, 02/01/12	1,000	1,126
Telecom Italia Capital S.A.
6.99%, 06/04/18 (b)	1,000	980
Time Warner Entertainment Co.
10.15%, 05/01/12	3,250	3,704

		15,833

Consumer Cyclical 2.6%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	1,000	849
6.94%, 01/10/30 (b)(c)	1,978	1,885
Ford Motor Credit Co.
5.63%, 10/01/08	277	276
6.38%, 11/05/08	1,000	990
5.80%, 01/12/09	1,000	981
Toll Corp.
8.25%, 02/01/11 (b)	1,490	1,438

		6,419

Consumer Non-Cyclical 2.3%
Abbott Laboratories
5.60%, 11/30/17 (b)	500	510
General Mills, Inc.
5.25%, 08/15/13 (b)	500	504
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	2,000	2,030
Philip Morris International, Inc.
5.65%, 05/16/18	1,000	986
Reynolds American, Inc.
6.50%, 07/15/10 (b)	575	592
The Kroger Co.
5.00%, 04/15/13 (b)	1,000	987

		5,609

Energy 1.0%
ConocoPhillips
5.20%, 05/15/18 (b)	1,000	994
XTO Energy, Inc.
5.00%, 08/01/10 (b)	500	504
6.50%, 12/15/18 (b)	1,000	999

		2,497

Technology 0.4%
Xerox Corp.
5.65%, 05/15/13 (b)	1,000	992

		36,368

Utilities 2.3%

Electric 0.9%
Nevada Power Co.
6.50%, 04/15/12 (b)	1,000	1,041
Pacific Gas & Electric Co.
5.63%, 11/30/17 (b)	1,000	999

		2,040

Natural Gas 1.4%
CenterPoint Energy Resources Corp.
6.13%, 11/01/17 (b)	1,000	965
Enterprise Products Operating LP
8.38%, 08/01/16 (a)(b)	2,250	2,226
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	300	308

		3,499

		5,539

Total Corporate Bonds (Cost $68,992)		68,459

Asset-Backed Obligations 9.4% of net assets
ACE Securities Corp.
Series 2003-HS1 Class M3
4.97%, 09/25/08 (a)(b)	1,500	1,237
Aegis Asset Backed Securities Trust
Series 2006-1 Class A1
2.55%, 09/25/08 (a)(b)	174	169
Ameriquest Mortgage Securities, Inc.
Series 2004-R10 Class M1
3.17%, 09/25/08 (a)(b)	1,000	833
Series 2003-11 Class M5
5.72%, 09/25/08 (a)(b)	142	58
Argent Securities, Inc.
Series 2003-W3 Class M1
3.22%, 08/31/16 (a)(b)	4,250	3,055
Carrington Mortgage Loan Trust
Series 2006-FRE1
2.54%, 09/25/08 (a)(b)	5	4
Citibank Credit Card Issuance Trust
Series 2006-A5 Class A5
5.30%, 05/20/11 (b)	110	111
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2
2.65%, 09/01/08 (a)(b)	534	518
Fremont Home Loan Trust
Series 2003-B Class M1
3.52%, 09/25/08 (a)(b)	2,682	2,164
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 09/01/08 (a)(b)	740	733
Honda Auto Receivables Owner Trust
Series 2008-1 Class A3
4.47%, 01/18/12 (b)	1,500	1,495
Long Beach Mortgage Loan Trust
Series 2004-1 Class M2
3.02%, 09/25/08 (a)(b)	1,500	1,124
Series 2004-1 Class M6
3.87%, 09/25/08 (a)(b)	718	436
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WMC3 Class M4
6.46%, 09/25/08 (a)(b)	3,106	2,323
Morgan Stanley ABS Capital I
Series 2004-HE8 Class M1
3.11%, 09/25/08 (a)(b)	3,000	2,325

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2003-NC6 Class M1
3.67%, 09/25/08 (a)(b)	1,216	970
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	2,000	1,969
Novastar Home Equity Loan
Series 2004-4 Class M1
3.09%, 09/25/08 (a)(b)	628	607
Series 2003-4 Class M1
3.18%, 09/25/08 (a)(b)	2,483	2,099
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1
3.17%, 09/25/08 (a)(b)	1,000	889
Residential Asset Securities Corp.
Series 2006-KS7 Class A1
2.52%, 09/25/08 (a)(b)	28	28

Total Asset-Backed Obligations (Cost $24,489)		23,147

Mortgage-Backed Securities 48.3% of net assets

Collateralized Mortgage Obligations 10.0%
ABN Amro Mortgage Corp.
Series 2003-9 Class A2
4.50%, 08/25/18 (b)	3,549	3,446
Banc of America Alternative Loan Trust
Series 2005-5 Class CB
5.50%, 11/03/15 (b)(e)	3,770	846
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	2,551	553
Banc of America Mortgage Securities, Inc.
Series 2005-E Class 3A1
5.23%, 09/01/08 (a)(b)	8,060	7,456
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1 Class 3A1
5.20%, 09/01/08 (a)(b)	7,101	6,409
JP Morgan Mortgage Trust
Series 2007-A1 Class 6A1
4.78%, 09/01/08 (a)(b)	1,847	1,660
Series 2004-A6 Class 4A1
5.45%, 09/01/08 (a)(b)	3,807	3,430
Thornburg Mortgage Securities Trust
Series 2005-4 Class A3
2.70%, 09/25/08 (a)(b)	787	784

		24,584

U.S. Government Agency Mortgages 38.3%
Fannie Mae
4.66%, 09/01/08 (a)	3,199	3,189
6.00%, 01/15/12 to 12/03/12	18,679	18,919
5.50%, 04/30/12 to 06/28/16	9,254	9,235
5.00%, 06/27/12 to 03/01/34	14,339	13,946
4.50%, 11/01/20 (e)	12,119	1,882
6.50%, 11/01/37	7,129	7,341
Fannie Mae TBA
5.00%, 09/01/20 to 09/01/35	8,000	7,824
6.50%, 09/01/34	8,000	8,229
5.50%, 09/01/35	20,000	19,753
Freddie Mac Gold
4.50%, 02/28/10 to 02/25/11	72	72
3.50%, 05/01/11	48	48
5.50%, 06/28/16	1,245	1,236
4.00%, 09/01/35	43	39
Freddie Mac REMICS
Series 2701 Class 1A
5.50%, 09/15/22 (b)(e)	679	2
Series 2594 Class VY
5.50%, 02/15/23 (b)(e)	594	23
Ginnie Mae I
7.63%, 10/09/14 to 12/21/14	239	259
7.13%, 11/14/14 to 12/21/14	509	541
7.38%, 01/26/15 to 01/25/18	729	781
7.00%, 03/04/15 to 03/22/15	442	471
7.25%, 04/15/29	160	170

		93,960

Total Mortgage-Backed Securities (Cost $118,707)		118,544

Commercial Mortgage Backed Securities 0.3% of net assets
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 09/11/08 (a)(b)	710	690
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	176	169

Total Commercial Mortgage Backed Securities (Cost $865)		859

U.S. Government Securities 24.3% of net assets

U.S. Government Agency Securities 5.9%
Federal Home Loan Banks
3.38%, 08/13/10	9,500	9,548
4.00%, 09/06/13	4,000	4,002
5.00%, 11/17/17	1,000	1,031

		14,581

U.S. Treasury Obligation 18.4%
U.S. Treasury Notes
2.88%, 06/30/10	5,000	5,054
2.75%, 07/31/10	5,000	5,042
4.75%, 03/31/11	3,000	3,168
3.38%, 07/31/13	12,200	12,371
4.25%, 08/15/15	11,000	11,621

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

4.00%, 08/15/18	7,700	7,820

		45,076

Total U.S. Government Securities (Cost $59,202)		59,657

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 5.6% of net assets

Commercial Paper & Other Obligations 5.3%
Chariot Funding LLC
2.15%, 09/02/08	4,000	4,000
Nieuw Amsterdam Receivables Corp.
2.55%, 09/03/08	4,500	4,499
Rockies Express Pipeline LLC
2.95%, 09/02/08	4,500	4,500

		12,999

Repurchase Agreement 0.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $444
1.85%, issued 08/29/08, due 09/02/08	433	433

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
1.66%, 11/28/08 (d)	400	398

Total Short-Term Investments (Cost $13,830)		13,830

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08 the tax basis cost of the fund’s investments was $286,112 and the unrealized appreciation and depreciation were $2,781 and ($4,397), respectively, with a net unrealized depreciation of ($1,616.)

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $13,258 or 5.4% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at
08/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ (Losses)

Futures Contracts

Futures Contracts - Long
10 Years, Long, U.S. Treasury Note, expires 12/19/08	30	3,465	13
2 Years, Long, U.S. Treasury Note, expires 12/31/08	19	4,033	2
5 Years, Long, U.S. Treasury Note, expires 12/31/08	30	3,358	5

			20

Futures Contracts - Short
5 Years, Short, U.S. Treasury Note, expires 12/31/08	(25)	(2,798)	(2)
Short, U.S. Treasury Bond, expires 12/19/08	(10)	(1,173)	(5)

			(7)

Net unrealized gains			13

30 See financial notes

 Schwab Premier Income Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $286,085)		$284,496
Cash		1
Receivables:
Investments sold		17,362
Interest		1,847
Fund shares sold		94
Prepaid expenses	+	1

Total assets		303,801

Liabilities
Payables:
Investments bought		54,184
Investments bought – from affiliates		3,021
Investment adviser and administrator fees		117
Fund shares redeemed		542
Due to brokers for futures		1
Distributions to shareholders		299
Accrued expenses	+	35

Total liabilities		58,199

Net Assets
Total assets		303,801
Total liabilities	−	58,199

Net assets		$245,602
Net Assets by Source
Capital received from investors		250,186
Net investment income not yet distributed		21
Net realized capital losses		(3,029)
Net unrealized capital losses		(1,576)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$58,491		5,878		$9.95
Select Shares	$140,502		14,123		$9.95
Institutional Shares	$46,609		4,685		$9.95

See financial notes 31

 Schwab Premier Income Fund

Statement of
Operations
For October 31, 2007* through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$11,672
Dividends	+	97

Total investment income		11,769

Net Realized Gains and Losses
Net realized losses on investments		(4,236)
Net realized gains on short sales		375
Net realized gains on futures contracts		937
Net realized losses on swap agreements	+	(61)

Net realized losses		(2,985)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,589)
Net unrealized gains on futures contracts	+	13

Net unrealized losses		(1,576)

Expenses
Investment adviser and administrator fees		1,164
Transfer agent and shareholder service fees:
Investor Shares		118
Select Shares		121
Institutional Shares		25
Registration fees		39
Professional fees		29
Portfolio accounting fees		26
Custodian fees		17
Shareholder reports		16
Trustees’ fees		11
Interest expense		7
Other expenses	+	3

Total expenses		1,576
Expense reduction by adviser and Schwab	−	460
Custody credits	−	12

Net expenses		1,104

Increase (Decrease) in Net Assets from Operations
Total investment income		11,769
Net expenses	−	1,104

Net investment income		10,665
Net realized losses		(2,985)
Net unrealized losses	+	(1,576)

Increase in net assets from operations		$6,104

* Commencement of operations.

32 See financial notes

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current period only. Because the fund commenced operations on October 31, 2007, it has no prior report period. All numbers are x 1,000.

Operations

		10/31/07*-08/31/08
Net investment income		$10,665
Net realized losses		(2,985)
Net unrealized losses	+	(1,576)

Increase in net assets from operations		6,104

Distributions to shareholders

Distribution from net investment income
Investor Shares		2,533
Select Shares		6,637
Institutional Shares	+	1,518

Total distributions from net investment income		$10,688

Transactions in Fund Shares

		10/31/07*-08/31/08
		SHARES	VALUE

Shares Sold
Investor Shares		7,598	$76,843
Select Shares		21,266	215,561
Institutional Shares	+	5,565	56,241

Total shares sold		34,429	$348,645

Shares Reinvested
Investor Shares		179	$1,811
Select Shares		443	4,481
Institutional Shares	+	95	954

Total shares reinvested		717	$7,246

Shares Redeemed
Investor Shares		(1,899)	($19,229)
Select Shares		(7,586)	(76,659)
Institutional Shares	+	(975)	(9,817)

Total shares redeemed		(10,460)	($105,705)

Net transactions in fund shares		24,686	$250,186

Shares Outstanding and Net Assets

		10/31/07*-08/31/08
		SHARES	NET ASSETS
Beginning of period		−	$−
Total increase	+	24,686	245,602

End of period		24,686	$245,602

Net investment income not yet distributed			$21

* Commencement of operations.

See financial notes 33

Schwab Total Bond Market Fund tm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	9.72	9.76	10.10	10.15	10.20

Income (loss) from investment operations:
Net investment income (loss)	0.48	0.51	0.47	0.35	0.31
Net realized and unrealized gains (losses)	(0.56)	(0.04)	(0.31)	0.08	0.32

Total from investment operations	(0.08)	0.47	0.16	0.43	0.63
Less distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.47)	(0.36)	(0.33)
Distributions from net realized gains	—	—	(0.03)	(0.12)	(0.35)

Total Distributions	(0.48)	(0.51)	(0.50)	(0.48)	(0.68)

Net asset value at end of period	9.16	9.72	9.76	10.10	10.15

Total return (%)	(0.91)	4.90	1.66	4.31	6.37

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.52	0.53	0.53	0.54	0.52
Gross operating expenses	0.52	0.53	0.53	0.54	0.54
Net investment income (loss)	5.03	5.16	4.68	3.49	3.08
Portfolio turnover rate	433	311	221	221	223
Net assets, end of period ($ x 1,000,000)	1,260	1,534	1,233	1,195	1,042

34 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

47.9%		Mortgage-Backed Securities	617,374	603,430
19.5%		Corporate Bonds	259,123	245,901
31.5%		U.S. Government Securities	389,941	397,694
5.5%		Commercial Mortgage Backed Securities	75,940	69,328
5.5%		Asset-Backed Obligations	74,570	69,175
0.5%		Preferred Stock	6,734	6,001
13.1%		Short-Term Investments	165,202	165,213

123.5%		Total Investments	1,588,884	1,556,742
27.9%		Collateral Invested for Securities on Loan	351,361	351,361
(51	.4)%	Other Assets and Liabilities, Net		(648,136)

100.0%		Net Assets		1,259,967

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 47.9% of net assets

Collateralized Mortgage Obligations 12.0%
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2
5.29%, 03/25/10 (a)(b)	12,946	8,491
Banc of America Alternative Loan Trust
Series 2003-11 Class 15
0.35%, 09/01/08 (a)(b)(f)	35,250	352
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(f)	4,310	934
Banc of America Funding Corp.
Series 2006-E Class 2A1
5.83%, 09/01/08 (a)(b)	4,017	3,137
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8 Class 5A
4.40%, 09/01/08 (a)(b)	6,955	6,378
Series 2005-1 Class 3A1
5.20%, 09/01/08 (a)(b)	3,574	3,226
Series 2004-12 Class 1A1
6.48%, 09/01/08 (a)(b)	1,263	1,025
Chase Mortgage Finance Corp.
Series 2007-A1 Class 12A3
5.93%, 09/01/08 (a)(b)	10,290	7,812
Citicorp Mortgage Securities, Inc.
Series 2003-10 Class A4
4.50%, 11/25/18 (b)	744	715
Series 2003-2 Class 2A2
5.25%, 02/25/33 (b)	4,945	4,880
Series 2003-11 Class 1A4
5.25%, 12/25/33 (b)	1,000	904
Countrywide Alternative Loan Trust
Series 2004-J2 Class 2X
0.43%, 09/01/08 (a)(b)(f)	11,865	163
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-56 Class 4A2
4.93%, 09/01/08 (a)(b)	6,388	5,213
Series 2003-J6 Class 1A1
5.50%, 08/25/33 (b)	3,869	3,517
CS First Boston Mortgage Securities Corp.
Series 2003-8 Class 4PPA
5.75%, 04/22/33 (b)	443	412
Deutsche Alternative Asset Securities, Inc.
Series 2006-AR5 Class 22A
5.50%, 10/25/21 (b)	7,470	6,508
Series 2006-AR5 Class 23A
6.00%, 10/25/21 (b)	10,219	8,480
Series 2005-6 Class 1A3
5.50%, 12/25/35 (b)	8,253	8,004
First Horizon Asset Securities, Inc.
Series 2003-8 Class 1A31
4.00%, 09/24/22 (a)(b)	400	272
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 06/28/11 (a)(b)	6,841	6,602
JP Morgan Mortgage Trust
Series 2007-A1 Class 6A1
4.78%, 09/01/08 (a)(b)	12,770	11,476
Series 2007-A3 Class 2A3
5.81%, 09/01/08 (a)(b)	15,991	14,880
MASTR Seasoned Securities Trust
Series 2005-1 Class 2A1
6.21%, 09/01/08 (a)(b)	672	635
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A2 Class 2A4
5.05%, 09/01/08 (a)(b)	11,996	11,364
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS Class 1A2S
5.50%, 09/01/08 (a)(b)	7,701	7,066
Series 2004-9 Class 1A
6.13%, 09/01/08 (a)(b)	405	337
Series 2006-2 Class 4A
6.00%, 02/25/36 (b)	10,754	9,534
Series 2006-2 Class 6A
6.50%, 02/25/36 (b)	5,886	4,887
Sequoia Mortgage Trust
Series 2004-4 Class B1
2.97%, 09/20/08 (a)(b)	1,844	1,497
Series 2004-4 Class B2
3.37%, 09/20/08 (a)(b)	1,475	1,080

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Structured Asset Securities Corp.
Series 2004-2AC Class A1
5.00%, 09/01/08 (a)(b)	1,392	1,331
Series 2003-20 Class 2A3
4.50%, 07/25/18 (b)	859	703
Series 2002-AL1 Class A2
3.45%, 02/25/32 (b)	1,383	1,149
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J Class 2A7
4.46%, 09/01/08 (a)(b)	4,285	3,977
Series 2003-J Class 1A4
4.61%, 09/01/08 (a)(b)	5,000	4,644

		151,585

U.S. Government Agency Mortgages 35.9%
Fannie Mae
4.97%, 09/01/08 (a)	4,537	4,544
6.64%, 09/01/08 (a)	2,311	2,340
5.50%, 12/01/13 to 03/01/35	50,288	50,172
6.00%, 11/01/16 to 10/01/21	16,753	17,230
4.00%, 07/01/18	3,761	3,586
5.00%, 07/01/19 to 06/01/36	24,121	23,380
6.50%, 09/01/22 to 11/01/37	11,230	11,627
3.75%, 05/25/30	1,013	971
7.50%, 01/01/33	1,371	1,475
Fannie Mae TBA
5.00%, 09/01/20 to 09/01/35	79,000	76,406
4.00%, 09/01/23	20,000	18,825
6.00%, 09/01/34	42,000	42,413
6.50%, 09/01/34	12,000	12,343
5.50%, 09/01/35	92,000	90,864
Freddie Mac
5.58%, 09/01/08 (a)	13,683	13,885
6.00%, 04/01/15 to 12/01/32	5,606	5,715
3.50%, 03/15/33 (b)	742	660
Freddie Mac Remics
4.00%, 11/15/20 (b)	1,869	1,854
Ginnie Mae
4.50%, 11/12/09 (a)	3,227	3,257
7.50%, 03/15/32	646	695
7.00%, 06/15/33	1,769	1,896
5.00%, 07/15/33 to 08/15/33	2,501	2,453
5.50%, 07/15/34	2,997	3,003
6.00%, 06/15/37 to 08/15/37	10,072	10,239
Ginnie Mae TBA
6.00%, 09/01/35 to 09/01/38	16,000	16,214
5.00%, 09/01/38	37,000	35,798

		451,845

Total Mortgage-Backed Securities (Cost $617,374)		603,430

Corporate Bonds 19.5% of net assets

Finance 8.0%

Banking 3.1%
Bank of America Corp.
4.90%, 05/01/13	2,000	1,938
5.65%, 05/01/18	2,000	1,848
8.13%, 05/15/18 (a)(b)	500	452
Barclays Bank PLC
7.43%, 12/15/17 (a)(b)(c)	3,000	2,655
BBVA Bancomer Capital Trust 1
5.38%, 07/22/10 (a)(b)(c)	3,000	3,079
Citigroup, Inc.
6.50%, 08/19/13	5,000	5,011
Credit Suisse New York
5.00%, 05/15/13	3,000	2,925
Deutsche Bank Capital Trust
4.60%, 09/30/08 (a)(c)	10,200	10,118
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	1,000	1,017
JPMorgan Chase & Co.
7.90%, 04/30/18 (a)(b)	2,000	1,822
RBS Capital Trust IV
3.60%, 09/30/08 (a)(b)	10,500	7,736

		38,601

Brokerage 1.4%
Goldman Sachs Group, Inc.
7.80%, 01/28/10	3,000	3,116
6.25%, 09/01/17	3,000	2,909
6.15%, 04/01/18	2,000	1,916
Lehman Brothers Holdings, Inc.
6.88%, 05/02/18	1,500	1,399
7.50%, 05/11/38 (b)	2,000	1,776
Merrill Lynch & Co., Inc.
6.15%, 04/25/13	1,000	949
Morgan Stanley
6.00%, 04/28/15	3,000	2,767
6.63%, 04/01/18 (b)	3,000	2,792

		17,624

Finance Company 1.9%
American General Finance
6.90%, 12/15/17	3,000	2,407
General Electric Capital Corp.
4.80%, 05/01/13	2,500	2,475
5.63%, 05/01/18	9,000	8,766
5.88%, 01/14/38	1,000	903
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	5,850	4,666
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)	3,000	2,195
International Lease Finance Corp.
6.38%, 03/25/13	2,500	2,238

		23,650

Insurance 1.4%
Allstate Life Global Funding Trust
5.38%, 04/30/13	1,500	1,500
American International Group, Inc.
8.25%, 08/15/18	1,500	1,481

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)	2,000	1,204
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	4,000	4,426
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	4,000	3,107
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	2,500	2,140
ZFS Finance USA Trust IV
3.93%, 09/15/08 (a)(b)(c)	5,000	4,388

		18,246

Real Estate Investment Trust 0.2%
Simon Property Group LP
5.75%, 12/01/15 (b)	3,000	2,962

		101,083

Industrial 9.4%

Basic Industry 0.6%
EI Du Pont de Nemours & Co.
6.00%, 07/15/18 (b)	1,000	1,021
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13 (b)	2,000	2,019
7.13%, 07/15/28 (b)	2,000	2,032
Xstrata Finance (Canada) Ltd.
5.50%, 11/16/11 (b)(c)	2,470	2,435

		7,507

Capital Goods 0.4%
Caterpillar Financial Services Corp.
4.90%, 08/15/13 (e)	1,000	1,005
Raytheon Co.
5.50%, 11/15/12 (b)	1,000	1,034
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,500	1,551
6.10%, 03/15/18 (b)(e)	1,000	937

		4,527

Communications 3.4%
America Movil, S.A. de CV
5.75%, 01/15/15 (b)	3,000	2,999
AT&T, Inc.
5.50%, 02/01/18 (b)	5,000	4,878
BellSouth Corp.
6.55%, 06/15/34 (b)	2,000	1,941
Comcast Holdings Corp.
10.63%, 07/15/12	5,272	5,934
Cox Communications, Inc.
6.95%, 06/01/38 (b)	1,000	991
Deutsche Telekom International Finance BV
6.75%, 08/20/18 (b)	1,000	1,001
Grupo Televisa S.A.
6.00%, 05/15/18 (b)	1,000	983
News America Holdings
9.25%, 02/01/13	800	920
News America, Inc.
6.65%, 11/15/37 (b)	1,000	967
Rogers Communications, Inc.
6.80%, 08/15/18 (b)	2,500	2,540
TCI Communications, Inc.
9.80%, 02/01/12	4,000	4,503
Telecom Italia Capital S.A.
6.99%, 06/04/18 (b)	2,000	1,960
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	2,000	2,033
Time Warner Entertainment Co.
10.15%, 05/01/12	7,230	8,240
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,500	1,509
6.10%, 04/15/18 (b)	1,000	999
6.90%, 04/15/38 (b)	1,000	993

		43,391

Consumer Cyclical 1.4%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	7,000	5,946
CVS Lease Pass Through
6.04%, 12/10/28 (b)(c)	2,886	2,671
6.94%, 01/10/30 (b)(c)	1,978	1,885
Ford Motor Credit Co.
6.38%, 11/05/08	1,000	990
Toll Corp.
8.25%, 02/01/09 (b)	1,250	1,206
Viacom, Inc.
6.13%, 10/05/17 (b)	3,000	2,828
Wal-Mart Stores, Inc.
6.20%, 04/15/38	2,000	1,985

		17,511

Consumer Non-Cyclical 1.9%
Abbott Laboratories
5.60%, 11/30/17 (b)	1,500	1,530
Cadbury Schweppes US Finance
3.88%, 10/01/08 (b)(c)	5,000	4,999
Corn Products International, Inc.
6.00%, 04/15/17 (b)	2,000	2,074
Eli Lilly & Co.
5.20%, 03/15/17 (b)(e)	1,000	1,015
General Mills, Inc.
5.25%, 08/15/13 (b)	1,000	1,007
Johnson & Johnson
5.85%, 07/15/38 (b)	3,000	3,088
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	4,000	4,060
Philip Morris International, Inc.
5.65%, 05/16/18	1,000	986
6.38%, 05/16/38	2,000	1,973
Safeway, Inc.
4.95%, 08/16/10 (b)	2,000	2,008
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,630	1,713

		24,453

Energy 0.8%
ConocoPhillips
5.90%, 05/15/38 (b)	2,000	1,979
XTO Energy, Inc.
5.00%, 08/01/10 (b)	1,500	1,513
7.50%, 04/15/12 (b)	3,000	3,186
6.50%, 12/15/18 (b)	2,000	1,998
6.75%, 08/01/37 (b)	1,000	946

		9,622

Technology 0.4%
Xerox Corp.
5.65%, 05/15/13 (b)	3,000	2,976

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

6.35%, 05/15/18 (b)	2,000	1,938

		4,914

Transportation 0.5%
Burlington Northern Santa Fe Corp
5.65%, 05/01/17 (b)	5,000	4,944
Canadian National Railway Co.
4.95%, 01/15/14 (b)	2,000	2,008

		6,952

		118,877

Utilities 2.1%

Electric 0.5%
Midamerican Energy Holdings Co.
6.13%, 04/01/36 (b)	2,000	1,906
Nevada Power Co.
6.50%, 08/01/18 (b)	2,000	2,044
Pacific Gas & Electric Co.
5.63%, 11/30/17 (b)	2,000	1,998

		5,948

Natural Gas 1.6%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)	3,000	3,192
6.25%, 02/01/37 (b)	2,000	1,762
Energy Transfer Partners LP
6.00%, 07/01/13 (b)	2,000	2,021
Enterprise Products Operating LP
8.38%, 08/01/16 (b)	3,000	2,968
Kinder Morgan Energy Partners
5.95%, 02/15/18 (b)	1,000	973
Magellan Midstream Partners LP
6.40%, 07/15/18 (b)	3,000	3,010
Northwest Pipeline Corp.
7.00%, 06/15/16 (b)	2,000	2,111
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	2,000	2,051
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	2,000	1,905

		19,993

		25,941

Total Corporate Bonds (Cost $259,123)		245,901

U.S. Government Securities 31.5% of net assets

U.S. Government Agency Securities 9.7%
Federal Home Loan Bank
3.50%, 07/16/10 (e)	65,000	65,476
3.63%, 05/29/13	42,000	41,438
Freddie Mac
5.13%, 11/17/17 (e)	15,000	15,618

		122,532

U.S. Treasury Obligation 21.8%
U.S. Treasury Bonds
6.25%, 08/15/23 (e)	5,000	6,030
6.00%, 02/15/26 (e)	14,000	16,657
5.25%, 02/15/29 (e)	28,000	30,861
5.00%, 05/15/37 (e)	19,100	20,877
4.38%, 02/15/38 (e)	2,300	2,284
U.S. Treasury Notes
2.88%, 06/30/10 (e)	31,000	31,337
2.75%, 07/31/10 (e)	8,500	8,572
4.88%, 07/31/11 (e)	46,000	48,994
3.38%, 07/31/13 (e)	54,200	54,958
4.00%, 02/15/15 (e)	35,300	36,894
4.25%, 11/15/17 (e)	11,650	12,112
4.00%, 08/15/18 (e)	5,500	5,586

		275,162

Total U.S. Government Securities (Cost $389,941)		397,694

Commercial Mortgage Backed Securities 5.5% of net assets
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 01/17/11 (a)(b)	9,000	8,864
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	27,000	24,176
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 09/01/08 (a)(b)	5,000	4,898
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2
5.51%, 08/14/10 (a)(b)	7,000	6,946
WAMU Commercial Mortgage Security
Series 2007-SL2 Class A
5.43%, 09/01/08 (a)(b)(c)(g)	13,322	11,439
Series 2007-SL3 Class A
6.11%, 09/01/08 (a)(b)(c)(g)	14,450	13,005

Total Commercial Mortgage Backed Securities (Cost $75,940)		69,328

Asset-Backed Obligations 5.5% of net assets
ACE Securities Corp.
Series 2003-HS1 Class M3
4.97%, 09/25/08 (a)(b)	2,581	2,129
Argent Securities, Inc.
Series 2004-W11 Class M1
3.09%, 09/25/08 (a)(b)	5,000	4,135
Carrington Mortgage Loan Trust
Series 2005-NC4 Class M1
2.95%, 09/25/08 (a)(b)	5,000	3,686
Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/13/12 (b)	2,900	2,896
Citibank Credit Card Issuance Trust
Series 2005-A3
2.54%, 09/24/08 (a)(b)	7,800	7,477
Fremont Home Loan Trust
Series 2003-B Class M1
3.52%, 09/25/08 (a)(b)	6,259	5,049
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 09/01/08 (a)(b)	2,713	2,688

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Honda Auto Receivables Owner Trust
Series 2008-1 Class A3
4.47%, 05/20/10 (b)	5,500	5,484
Long Beach Mortgage Loan Trust
Series 2004-1 Class M2
3.02%, 09/25/08 (a)(b)	3,500	2,622
Marriott Vacation Club Owner Trust
Series 2007-2A Class B
6.06%, 09/01/08 (b)	1,073	959
MBNA Credit Card Master Note Trust
Series 2006-2 Class A2
2.53%, 09/15/08 (a)(b)	10,000	9,462
Morgan Stanley ABS Capital I
Series 2004-HE8 Class M1
3.11%, 09/25/08 (a)(b)	6,810	5,278
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/15/11 (b)	4,000	3,937
Novastar Home Equity Loan
Series 2004-4 Class M1
3.09%, 09/25/08 (a)(b)	4,393	4,246
Series 2003-4 Class M1
3.18%, 09/25/08 (a)(b)	5,793	4,897
Residential Asset Securities Corp.
Series 2006-KS7 Class A1
2.52%, 09/25/08 (a)(b)	28	28
Securitized Asset Backed Receivables LLC Trust
Series 2006-WM4 Class A2A
2.55%, 09/25/08 (a)(b)	262	254
Structured Asset Securities Corp.
Series 2005-2XS Class 1A5A
4.72%, 09/01/08 (a)(b)	4,860	3,948

Total Asset-Backed Obligations (Cost $74,570)		69,175

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.5% of net assets

CoBank, ACB (b)	115,000	5,343
First Republic Preferred Capital Corp. (b)(c)(g)	1,000	658

Total Preferred Stock (Cost $6,734)		6,001

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 13.1% of net assets

Commercial Paper & Other Obligations 5.2%
Lloyds TSB Bank PLC
2.14%, 09/02/08	16,500	16,500
Nieuw Amsterdam Receivables Corp.
2.55%, 09/03/08	22,500	22,499
Rabobank USA Financial Corp.
2.07%, 09/02/08	3,500	3,500
Rockies Express Pipeline LLC
2.95%, 09/02/08	23,500	23,500

		65,999

Repurchase Agreement 0.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $2,577
1.85%, issued 08/29/08,
due 09/02/08	2,525	2,524

U.S. Government Agency Securities 7.6%
Fannie Mae
2.09%, 09/05/08	45,000	44,992
Federal Home Loan Bank
2.08%, 09/02/08 (e)	50,000	50,000

		94,992

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
1.81%, 09/25/08 (d)	1,700	1,698

Total Short-Term Investments (Cost $165,202)		165,213

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08 the tax basis cost of the fund’s investments was $1,589,986 and the unrealized appreciation and depreciation were $15,505 and ($48,749), respectively, with a net depreciation of ($33,244).

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $71,105 or 5.6% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	All or a portion of this security is on loan.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Fair-valued by Management.

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 27.9% of net assets

State Street Navigator Security Lending Prime Portfolio	351,360,344	351,361

End of collateral invested for securities on loan.

In addition to the above, the fund held the following at 08/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ (Losses)

Futures Contracts

Futures contracts – Long

10 Years, Long, U.S. Treasury Note, expires 12/19/08	267	30,839	(19)
2 Years, Long, U.S. Treasury Note, expires 12/31/08	85	18,044	17

			(2)

Futures contracts – Short

5 Years, Short, U.S. Treasury Note, expires 12/31/08	(1,008)	(112,833)	(192)
Short, U.S. Treasury Bond, expires 12/19/08	(95)	(11,145)	(36)

			(228)

Net unrealized losses			(230)

40 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value including $343,000 of securities on loan (cost $1,588,884)		$1,556,742
Collateral invested for securities on loan		351,361
Cash held at broker		1,080
Receivables:
Investments sold		34,372
Investments sold – from affiliates		3,021
Interest		8,636
Income from securities on loan		160
Fund shares sold		97
Dividends		88
Prepaid expenses	+	7

Total assets		1,955,564

Liabilities
Collateral held for securities on loan		351,361
Payables:
Investments bought		343,220
Investment adviser and administrator fees		26
Transfer agent and shareholder services fees		26
Fund shares redeemed		495
Distributions to shareholders		390
Due to brokers for futures		9
Accrued expenses	+	70

Total liabilities		695,597

Net Assets
Total assets		1,955,564
Total liabilities	−	695,597

Net assets		$1,259,967
Net Assets by Source
Capital received from investors		1,380,924
Net investment income not yet distributed		1
Net realized capital losses		(88,586)
Net unrealized capital losses		(32,372)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,259,967		137,543		$9.16

See financial notes 41

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$80,550
Securities on loan		2,663
Dividends	+	1,225

Total investment income		84,438

Net Realized Gains and Losses
Net realized losses on investments		(73,742)
Net realized losses on short sales		(380)
Net realized gains on futures contracts		13,856
Net realized losses on swap contracts	+	(1,060)

Net realized losses		(61,326)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(27,710)
Net unrealized gains on short sales		35
Net unrealized losses on futures contracts		(641)
Net unrealized gains on swap agreements	+	7

Net unrealized losses		(28,309)

Expenses
Investment adviser and administrator fees		3,743
Transfer agent and shareholder service fees		3,799
Portfolio accounting fees		98
Shareholder reports		75
Custodian fees		73
Interest expense		48
Professional fees		44
Registration fees		28
Trustees’ fees		26
Other expenses	+	18

Total expenses		7,952
Custody credits	−	18

Net expenses		7,934

Increase (Decrease) in Net Assets from Operations
Total investment income		84,438
Net expenses	−	7,934

Net investment income		76,504
Net realized losses		(61,326)
Net unrealized losses	+	(28,309)

Decrease in net assets from operations		($13,131)

42 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$76,504	$71,204
Net realized losses		(61,326)	(7,945)
Net unrealized losses	+	(28,309)	(556)

Increase (Decrease) in net assets from operations		(13,131)	62,703

Distributions to shareholders
Distributions from net investment income		$76,789	$71,956

Transactions in Fund Shares

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,574	$344,030	43,463	$426,221
Shares reinvested		7,229	69,221	6,711	65,793
Shares redeemed	+	(63,117)	(597,039)	(18,568)	(181,864)

Net transactions in fund shares		(20,314)	($183,788)	31,606	$310,150

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		157,857	$1,533,675	126,251	$1,232,778
Total increase (decrease)	+	(20,314)	(273,708)	31,606	300,897

End of period		137,543	$1,259,967	157,857	$1,533,675

Net investment income not yet distributed			$1		$34

See financial notes 43

Schwab GNMA Fundtm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
Investor Shares	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	9.45	9.44	9.72	9.78	9.69

Income (loss) from investment operations:
Net investment income (loss)	0.41	0.44	0.41	0.35	0.16
Net realized and unrealized gains (losses)	0.23	0.04	(0.25)	(0.02)	0.26

Total from investment operations	0.64	0.48	0.16	0.33	0.42
Less distributions:
Distributions from net investment income	(0.42)	(0.47)	(0.44)	(0.39)	(0.33)

Net asset value at end of period	9.67	9.45	9.44	9.72	9.78

Total return (%)	6.85	5.16	1.74	3.47	4.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	0.74	0.74	0.74	0.51
Gross operating expenses	0.97	1.10	0.98	1.03	1.11
Net investment income (loss)	4.04	4.69	4.30	3.59	1.89
Portfolio turnover rate	518	186	126	131	199
Net assets, end of period ($ x 1,000,000)	28	13	15	17	18

	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
Select Shares	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	9.45	9.44	9.72	9.78	9.69

Income (loss) from investment operations:
Net investment income (loss)	0.42	0.46	0.43	0.37	0.17
Net realized and unrealized gains (losses)	0.24	0.03	(0.25)	(0.02)	0.26

Total from investment operations	0.66	0.49	0.18	0.35	0.43
Less distributions:
Distributions from net investment income	(0.44)	(0.48)	(0.46)	(0.41)	(0.34)

Net asset value at end of period	9.67	9.45	9.44	9.72	9.78

Total return (%)	7.06	5.36	1.93	3.67	4.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.55	0.55	0.37
Gross operating expenses	0.81	0.95	0.84	0.88	0.96
Net investment income (loss)	4.22	4.87	4.49	3.80	2.03
Portfolio turnover rate	518	186	126	131	199
Net assets, end of period ($ x 1,000,000)	59	22	23	24	19

44 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

111.6%		Mortgage-Backed Securities	96,054	96,439
18.7%		Short-Term Investments	16,196	16,196

130.3%		Total Investments	112,250	112,635
(30	.3)%	Other Assets and Liabilities, Net		(26,183)

100.0%		Net Assets		86,452

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 111.6% of net assets

Collateralized Mortgage Obligations 4.2%
American Home Mortgage Investment Trust
Series 2005-1 Class 5A1
5.17%, 09/01/08 (a)(b)	14	12
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB3 Class 1A
4.46%, 09/01/08 (a)(b)	454	426
Countrywide Alternative Loan Trust
Series 2005-20CB Class 2A3
5.50%, 07/25/35 (b)	307	272
Series 2005-23CB Class A15
5.50%, 07/25/35 (b)	1,042	822
CS First Boston Mortgage Securities Corp.
Series 2003-AR24 Class 1A1
4.99%, 09/01/08 (a)(b)	116	108
Series 2001-26 Class 5A1
7.29%, 09/01/08 (a)(b)	147	147
Series 2002-10 Class 2A1
7.50%, 05/25/32 (b)	245	231
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	491	463
MLCC Mortgage Investors, Inc.
Series 2004-B Class A2
3.08%, 09/25/08 (a)(b)	185	177
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2 Class 2A
6.31%, 09/01/08 (a)(b)	68	63
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.94%, 09/01/08 (a)(b)	28	25
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	99	106
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A6
5.76%, 09/01/08 (a)(b)	18	18
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	417	402
Series 2003-S12 Class 1A3
4.50%, 11/25/18 (b)	373	336

		3,608

U.S. Government Agency Mortgages 107.4%
Freddie Mac REMICS
6.50%, 03/15/14 (b)(d)	663	72
Ginnie Mae
4.00%, 03/19/18 (a)	1,473	1,500
4.00%, 10/20/33 to 11/20/33	121	109
4.50%, 11/12/09 (a)	3,759	3,795
4.50%, 08/15/18 to 10/15/33	1,724	1,632
4.88%, 12/10/08 (a)	102	102
5.00%, 02/15/18 to 06/15/38	17,072	16,734
5.38%, 09/01/08 to 05/23/09 (a)	557	562
5.50%, 08/15/10 (a)	107	108
5.50%, 09/20/13 to 06/15/38	22,131	22,187
5.63%, 09/12/12 (a)	93	94
6.00%, 01/15/09 to 12/15/37	14,102	14,347
6.13%, 06/06/23 (a)	96	98
6.25%, 01/15/29 to 02/15/29	70	71
6.50%, 12/20/11 to 08/15/37	7,448	7,704
7.00%, 12/15/08 to 12/15/37	4,778	5,031
7.50%, 10/15/08 to 11/15/37	415	446
8.00%, 08/15/09 to 10/15/11	7	7
8.50%, 08/20/25 to 01/20/30	28	30
9.00%, 09/20/15 to 12/20/30	989	1,075
Ginnie Mae TBA
5.50%, 09/01/34	7,000	6,988
6.00%, 09/01/23 to 09/01/35	10,000	10,139

		92,831

Total Mortgage-Backed Securities (Cost $96,054)		96,439

See financial notes 45

 Schwab GNMA Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 18.7% of net assets

Commercial Paper & Other Obligations 11.1%
American General Finance Corp.
2.75%, 09/05/08	1,500	1,499
Chariot Funding LLC
2.15%, 09/02/08	1,500	1,500
Kittyhawk Funding
2.37%, 09/02/08	1,700	1,700
Lloyds TSB Bank PLC
2.14%, 09/02/08	1,700	1,700
Nieuw Amsterdam Receivables Corp.
2.55%, 09/03/08	1,700	1,700
Rabobank USA Financial Corp.
2.07%, 09/02/08	1,500	1,500

		9,599

Repurchase Agreement 1.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal Farm Credit Bank with a value of $1,119 1.85%, issued 08/29/08, due 09/02/08	1,097	1,097

U.S. Government Agency Securities 6.3%
Fannie Mae
2.18%, 09/02/08	5,425	5,425

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
1.68%, 11/28/08 (c)	75	75

Total Short-Term Investments (Cost $16,196)		16,196

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08 the tax basis cost of the fund’s investments was $112,250, and the unrealized appreciation and depreciation were $919 and ($534), respectively, with a net unrealized appreciation of $385.

(a)	Variable-rate security.
(b)	Callable security.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at 08/31/08.
All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ (Losses)

Futures Contracts

Futures Contracts – Short

10 Years, Short, U.S. Treasury Note, expires 12/19/08	(7)	(809)	(3)
2 Years, Short, U.S. Treasury Note, expires 12/31/08	(20)	(4,246)	(4)
Short, U.S. Treasury Bond, expires 12/19/08	(6)	(704)	(0)

Net unrealized losses			(7)

46 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $112,250)		$112,635
Cash		1
Receivables:
Investments sold		10,889
Interest		418
Fund shares sold		194
Due from broker for futures	+	8

Total assets		124,145

Liabilities
Payables:
Investments bought		37,294
Investment adviser and administrator fees		14
Transfer agent and shareholder services fees		1
Fund shares redeemed		274
Distributions to shareholders		70
Accrued expenses	+	40

Total liabilities		37,693

Net Assets
Total assets		124,145
Total liabilities	−	37,693

Net assets		$86,452
Net Assets by Source
Capital received from investors		88,688
Net realized capital losses		(2,614)
Net unrealized capital gains		378

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$27,567		2,852		$9.67
Select Shares	$58,885		6,089		$9.67

See financial notes 47

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$2,973

Net Realized Gains and Losses
Net realized gains on investments		378
Net realized gains on short sales		1
Net realized losses on futures contracts	+	(296)

Net realized gains		83

Net Unrealized Gains and Losses
Net unrealized gains on investments		515
Net unrealized losses on short sales		(12)
Net unrealized losses on futures contracts	+	(23)

Net unrealized gains		480

Expenses
Investment adviser and administrator fees		280
Transfer agent and shareholder service fees:
Investor Shares		49
Select Shares		42
Portfolio accounting fees		57
Professional fees		39
Registration fees		24
Custodian fees		22
Trustees’ fees		12
Shareholder reports		7
Interest expense		3
Other expenses	+	2

Total expenses		537
Expense reduction by adviser and Schwab	−	154
Custody credits	−	1

Net expenses		382

Increase (Decrease) in Net Assets from Operations
Total investment income		2,973
Net expenses	−	382

Net investment income		2,591
Net realized gains		83
Net unrealized gains	+	480

Increase in net assets from operations		$3,154

48 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$2,591	$1,691
Net realized gains (losses)		83	(98)
Net unrealized gains	+	480	265

Increase in net assets from operations		3,154	1,858

Distributions to shareholders

Distributions from net investment income
Investor Shares		835	689
Select Shares	+	1,862	1,091

Total distributions from net investment income		$2,697	$1,780

Transactions in Fund Shares

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,204	$21,434	333	$3,151
Select Shares	+	5,791	56,330	830	7,837

Total shares sold		7,995	$77,764	1,163	$10,988

Shares Reinvested
Investor Shares		69	$668	59	$559
Select Shares	+	133	1,295	78	736

Total shares reinvested		202	$1,963	137	$1,295

Shares Redeemed
Investor Shares		(828)	($8,034)	(542)	($5,126)
Select Shares	+	(2,146)	(20,839)	(1,000)	(9,462)

Total shares redeemed		(2,974)	($28,873)	(1,542)	($14,588)

Net transactions in fund shares		5,223	$50,854	(242)	($2,305)

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,718	$35,141	3,960	$37,368
Total increase (decrease)	+	5,223	51,311	(242)	(2,227)

End of period		8,941	$86,452	3,718	$35,141

Net investment income not yet distributed					$20

See financial notes 49

Schwab Inflation-Protected Fundtm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	3/31/06[1]–
Investor Shares	8/31/08	8/31/07	8/31/06

Per Share Data ($)

Net asset value at beginning of period	9.91	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.62	0.43	0.29
Net realized and unrealized gains (losses)	0.45	(0.10)	0.01

Total from investment operations	1.07	0.33	0.30
Less distributions:
Distributions from net investment income	(0.62)	(0.43)	(0.29)
Distributions from net realized gains	(0.00)[2]	—	—

Total Distributions	(0.62)	(0.43)	(0.29)

Net asset value at end of period	10.36	9.91	10.01

Total return (%)	10.88	3.34	3.07	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.41	[4]
Gross operating expenses	0.74	0.84	0.92	[4]
Net investment income (loss)	7.07	4.30	6.91	[4]
Portfolio turnover rate	63	35	2	[3]
Net assets, end of period ($ x 1,000,000)	59	16	16

1 Commencement of operations.
2 Net realized distribution is less than 0.01.
3 Not annualized.
4 Annualized.

50 See financial notes

Financial Highlights continued

	9/1/07–	9/1/06–	3/31/06[1]–
Select Shares	8/31/08	8/31/07	8/31/06

Per Share Data ($)

Net asset value at beginning of period	9.90	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.63	0.45	0.30
Net realized and unrealized gains (losses)	0.45	(0.11)	0.01

Total from investment operations	1.08	0.34	0.31
Less distributions:
Distributions from net investment income	(0.63)	(0.45)	(0.30)
Distributions from net realized gains	(0.00)[2]	—	—

Total Distributions	(0.63)	(0.45)	(0.30)

Net asset value at end of period	10.35	9.90	10.01

Total return (%)	11.02	3.51	3.11	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.36	[4]
Gross operating expenses	0.59	0.71	0.76	[4]
Net investment income (loss)	6.50	5.16	7.06	[4]
Portfolio turnover rate	63	35	2	[3]
Net asset, end of period ($ x 1,000,000)	259	119	44

1 Commencement of operations.
2 Net realized distribution is less than 0.01.
3 Not Annualized.
4 Annualized.

See financial notes 51

 Schwab Inflation-Protected Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.6%		U.S. Government Securities	304,627	307,102
3.6%		Short-Term Investments	11,388	11,389

100.2%		Total Investments	316,015	318,491
(0	.2)%	Other Assets and Liabilities, Net		(628)

100.0%		Net Assets		317,863

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 96.6% of net assets

U.S. Treasury Obligations 96.6%
U.S. Treasury Inflation Protected Securities
4.25%, 01/15/10	2,048	2,154
0.88%, 04/15/10	28,901	28,969
2.00%, 04/15/12	17,614	18,198
3.00%, 07/15/12	31,753	34,112
1.88%, 07/15/13	12,744	13,170
2.00%, 01/15/14	15,538	16,123
1.63%, 01/15/15	39,781	40,377
1.88%, 07/15/15	9,559	9,835
2.00%, 01/15/16	14,851	15,344
2.50%, 07/15/16	4,658	4,988
2.63%, 07/15/17	21,320	23,149
1.38%, 07/15/18	11,158	10,879
2.38%, 01/15/25	13,717	14,189
2.00%, 01/15/26	16,080	15,748
2.38%, 01/15/27	17,887	18,513
1.75%, 01/15/28	3,132	2,936
3.63%, 04/15/28	15,770	19,437
3.88%, 04/15/29	12,175	15,618
3.38%, 04/15/32	2,711	3,363

Total U.S. Government Securities (Cost $304,627)		307,102

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.6% of net assets

Commercial Paper & Other Obligations 3.4%
Lloyds TSB Bank PLC
2.14%, 09/02/08	6,300	6,300
Nieuw Amsterdam Receivables Corp.
2.55%, 09/03/08	4,300	4,300

		10,600

Repurchase Agreement 0.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $706. 1.85%, issued 08/29/08, due 09/02/08	689	689

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
1.79%, 09/25/08 (a)	100	100

Total Short-Term Investments (Cost $11,388)		11,389

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08 the tax basis cost of the fund’s investments was $316,122, and the unrealized appreciation and depreciation were $3,625 and ($1,256), respectively, with a net unrealized appreciation of $2,369.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 08/31/08.
All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ (Losses)

Futures Contract
10 Years, Long, U.S. Treasury Note, expires 12/19/08	10	1,155	4

52 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $316,015)		$318,491
Cash		1
Receivables:
Interest		1,270
Fund shares sold	+	279

Total assets		320,041

Liabilities
Payables:
Investment adviser and administrator fees		33
Transfer agent and shareholder services fees		3
Distributions to shareholders		1,880
Fund shares redeemed		211
Due to brokers for futures		2
Accrued expenses	+	49

Total liabilities		2,178

Net Assets
Total assets		320,041
Total liabilities	−	2,178

Net assets		$317,863
Net Assets by Source
Capital received from investors		313,530
Net realized capital gains		1,853
Net unrealized capital gains		2,480

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$59,174		5,710		$10.36
Select Shares	$258,689		24,983		$10.35

See financial notes 53

 Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$17,905
Dividends	+	28

Total investment income		17,933

Net Realized Gains and Losses
Net realized gains on investments		1,471
Net realized gains on futures contracts	+	595

Net realized gains		2,066

Net Unrealized Gains and Losses
Net unrealized gains on investments		2,500
Net unrealized losses on futures contracts	+	(3)

Net unrealized gains		2,497

Expenses
Investment adviser and administrator fees		1,009
Transfer agent and shareholder service fees:
Investor Shares		96
Select Shares		214
Registration fees		52
Portfolio accounting fees		45
Professional fees		40
Shareholder reports		36
Custodian fees		35
Trustees’ fees		14
Interest expense	+	7

Total expenses		1,548
Expense reduction by adviser and Schwab	−	223

Net expenses		1,325

Increase (Decrease) in Net Assets from Operations
Total investment income		17,933
Net expenses	−	1,325

Net investment income		16,608
Net realized gains		2,066
Net unrealized gains	+	2,497

Increase in net assets from operations		$21,171

54 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$16,608	$4,019
Net realized gains (losses)		2,066	(139)
Net unrealized gains (losses)	+	2,497	(204)

Increase in net assets from operations		21,171	3,676

Distributions to shareholders

Distributions from net investment income
Investor Shares		2,706	648
Select Shares	+	13,902	3,371

Total distributions from net investment income		16,608	4,019

Distributions from net realized gains
Investor Shares		7	—
Select Shares	+	67	—

Total distributions from net realized gains		74	—

Total distributions		$16,682	$4,019

Transactions in Fund Shares

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,569	$69,716	570	$5,636
Select Shares	+	20,934	218,250	9,640	95,119

Total shares sold		27,503	$287,966	10,210	$100,755

Shares Reinvested
Investor Shares		216	$2,260	56	$558
Select Shares	+	387	4,045	123	1,219

Total shares reinvested		603	$6,305	179	$1,777

Shares Redeemed
Investor Shares		(2,641)	($27,822)	(624)	($6,175)
Select Shares	+	(8,335)	(87,419)	(2,144)	(21,125)

Total shares redeemed		(10,976)	($115,241)	(2,768)	($27,300)

Net transactions in fund shares		17,130	$179,030	7,621	$75,232

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,563	$134,344	5,942	$59,455
Total increase	+	17,130	183,519	7,621	74,889

End of period		30,693	$317,863	13,563	$134,344

See financial notes 55

 Schwab Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
 Schwab YieldPlus Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

The Schwab GNMA Fund and Schwab Inflation Protected Fund offer two share classes: Investor Shares and Select Shares®. Schwab Premier Income Fund offers three share classes: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and/or investment minimums. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offers one share class. The Schwab Premier Income Fund commenced operations on October 31, 2007.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps are valued either based on a model that constructs swap yield curves using market data in order to calculate proceeds, or swaps are valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

56

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap Agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

A Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The funds may also sell securities short (sell securities they do not own). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceed amounts recorded in the Statements of Assets and Liabilities.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s Statement of Operations.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

 57

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or by U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that, in turn, pay the funds a negotiated fee. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business, with the exception of Premier Income Fund which declares dividends from net investment income monthly. These dividends, which are substantially equal to a fund’s net investment income (computed on a tax basis) for that day, are paid out to shareholders once a month. The funds may make distributions from net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

58

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.

(k) New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

(l) Recent Market Events:

The funds invest in various types of fixed income securities including corporate bonds, asset-backed obligations and mortgage-backed securities. Recent market events, including decreased liquidity and credit downgrades, have led to increased volatility in the market values of these types of securities. In addition, the reduction of liquidity may result in the funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

	Short-Term Bond	Premier	Total Bond		Inflation
Average daily net assets	Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

First $500 million	0.30%	0.60%	0.30%	0.45%	0.40%
$500 million to $1 billion	0.22%	0.55%	0.22%	0.40%	0.35%
Over $1 billion	n/a	0.50%	n/a	0.375%	0.33%

Charles Schwab & Co., Inc (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

 59

 Schwab Bond Funds

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%
Institutional Shares**	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2009, except for Premier Income Fund, which is through June 30, 2009, as follows:

	Short-Term Bond	Premier Income	Total Bond		Inflation
	Market Fund	Fund***	Market Fund	GNMA Fund	Protected Fund

Investor Shares	0.55%	0.87%	0.55%	0.74%	0.65%
Select Shares*	n/a	0.72%	n/a	0.55%	0.50%
Institutional Shares**	n/a	0.63%	n/a	n/a	n/a

*	Select Shares are only offered by GNMA Fund, Inflation Protected Fund and Premier Income Fund.
**	Institutional Shares are only offered by Premier Income Fund.
***	Prior to February 1, 2008, these limits were 0.00% for all share classes.

The funds may engage in certain transactions involving affiliates. For instance, a fund may be purchased by other Schwab funds, particularly Schwab MarketTrack Portfolios and Schwab Target Funds. As of August 31, 2008, the percentages of Schwab Bond Funds shares owned by other Schwab Funds are:

	Short-Term Bond		Premier	Total Bond	Inflation
	Market Fund		Income Fund	Market Fund	Protected Fund
MarketTrack Growth Portfolio	—%		—%	8.5%	—%
MarketTrack Balanced Portfolio	—%		—%	14.3%	—%
MarketTrack Conservative Portfolio	—%		—%	14.2%	—%
MarketTrack Growth Portfolio II	—%		—%	0.5%	—%
Target 2010 Fund	0.1%		—%	2.5%	1.4%
Target 2015 Fund	0.0%	*	—%	0.1%	0.1%
Target 2020 Fund	0.1%		—%	4.0%	2.1%
Target 2025 Fund	0.0%	*	—%	0.1%	0.1%
Target 2030 Fund	—%		—%	2.6%	1.3%
Target 2035 Fund	0.0%	*	—%	0.1%	0.0% *
Target 2040 Fund	0.1%		—%	1.2%	0.7%
Retirement Income Fund	0.3%		5.6%	1.0%	1.2%
Monthly Income Fund – Moderate Payout	0.3%		1.0%	0.1%	—%
Monthly Income Fund – Enhanced Payout	0.5%		1.6%	0.3%	—%
Monthly Income Fund – Maximum Payout	1.5%		4.8%	0.7%	—%
Balanced Fund	—%		—%	3.1%	—%

*  Less than 0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of August 31, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

60

 Schwab Bond Funds

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

Short-Term Bond Market Fund	$28,250
Premier Income Fund	$82,763
Total Bond Market Fund	$160,234
GNMA Fund	$—
Inflation Protected Fund	$1,121

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the line of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended August 31, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities
Short-Term Bond Market fund	1,531,806	200,047	1,731,853
Premier Income Fund	860,135	309,869	1,170,004
Total Bond Market Fund	6,436,136	724,933	7,161,069
GNMA Fund	419,391	3,128	422,519
Inflation Protected Fund	312,275	3,520	315,795

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities
	Securities Transactions*	other Long-Term Securities	of Long-Term Securities

Short-Term Bond Market Fund	1,510,453	376,180	1,886,633
Premier Income Fund	722,915	170,282	893,197
Total Bond Market Fund	6,170,421	1,216,278	7,386,699
GNMA Fund	358,181	10,612	368,793
Inflation Protected Fund	148,017	7,948	155,965

*  Includes securities guaranteed by U.S. Government Agencies.

 61

 Schwab Bond Funds

Financial Notes (continued)

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current fiscal year is $17.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2008, the components of distributable earnings on a tax-basis were as follows:

	Short-Term				Inflation
	Bond	Premier	Total Bond	GNMA	Protected
	Market Fund	Income Fund	Market Fund	Fund	Fund

Undistributed ordinary income	$281	$321	$391	$70	$3,039
Undistributed long-term capital gains	—	3	—	—	804
Unrealized appreciation	1,453	2,781	15,505	919	3,625
Unrealized depreciation	(8,934)	(4,397)	(48,749)	(534)	(1,256)

Net unrealized appreciation/(depreciation)	(7,481)	(1,616)	(33,244)	385	2,369

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
Expire	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

2009	$—	$—	$—	$—	$—
2010	—	—	—	—	—
2011	—	—	—	—	—
2012	—	—	—	1,405	—
2013	—	—	—	537	—
2014	5,711	—	3,580	185	—
2015	8,716	—	11,930	251	—
2016	2,401	—	5,729	188	—

	$16,828	$—	$21,239	$2,566	$—

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2008, capital losses utilized and capital losses deferred for each fund were as follows:

	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Deferred capital losses	$24,671	2,993	66,476	55	—
Capital losses utilized	—	—	—	—	—

The tax-basis components of distributions paid during the current and prior fiscal years were:

62

 Schwab Bond Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Current period distributions
Ordinary income	$23,595	$10,688	$76,789	$2,697	$16,608
Long-term capital gains	—	—	—	—	74
Return of capital	—	—	—	—	—
Prior period distributions
Ordinary income	29,177	—	71,956	1,780	4,019
Long-term capital gains	—	—	—	—	—
Return of capital	—	—	—	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2008, the funds made the following reclassifications:

	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Capital shares	$—	$—	$—	$—	$—
Undistributed net investment income	27	44	252	86	—
Net realized capital losses	(27)	(44)	(252)	(86)	—

FASB (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of August 31, 2008, management has reviewed the tax positions for open tax years (August 31, 2004 through August 31, 2008), and determined that no provision for income tax is required in the funds’ financial statements.

9. Other:

The Total Bond Market Fund, Charles Schwab & Co., Inc and certain affiliated entities are defendants in a class action regarding the Total Bond Market Fund that is pending in the United States District court for the Northern District of California. The complaint, filed on August 28, 2008, is brought on behalf of current and former Total Bond Market Fund shareholders. It alleges that the fund violated the Investment Company Act of 1940 by deviating from the fund’s fundamental objectives and concentration policy. It also alleges claims under California state law for breach of contract, breach of fiduciary duty and breach of covenant of good faith and fair dealing. No estimate of the effect, if any, of these lawsuits on the fund can be made at this time.

 63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund, and Schwab Inflation Protected Fund (the “Funds”) at August 31, 2008, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 16, 2008

64

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For the fiscal year ended August 31, 2008, the Inflation Protected Fund hereby designates $74 as a capital gain dividend.

 65

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement.

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Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 67

Trustees and Officers

The tables below give information as of August 31, 2008, about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of August 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

68

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Investments since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

 69

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

70

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 71

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

interest Only (IO) is a mortgage pass-through security that is scheduled to receive interest only from a pool of mortgages. An IO mortgage security has no par value.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

principal Only (PO) is a mortgage pass-through security that is scheduled to receive all the principal but none of the interest payments in a pool of mortgages.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

72

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13655 - 11

Annual report dated August 31, 2008 enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

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at www.schwab.com/edelivery.

This wrapper is not part of the shareholder report.

Looking to diversify your fixed income portfolio?
Consider The Schwab Inflation Protected Fundtm and the Schwab GNMA Fundtm.

The Schwab Inflation Protected Fund* seeks to provide total return and inflation protection. Over the long term, it is designed to help provide purchasing power protection, and may be a viable option for a portion of your fixed income investment portfolio.

Fees & Minimums
	Minimum	Expense Ratio
Share Class	Investment	Gross	Net[1]

Investor Shares (SWRIX)	$100 for all account types	0.85%	0.65%

Select Shares (SWRSX)	$50,000	0.70%	0.50%

*	The Schwab Inflation-Protected Fund is expected to under-perform nominal treasury securities during disinflationary economic times and its performance is subject to fluctuation in the CPI (Consumer Price Index).

The Schwab GNMA Fund** seeks high current income and preservation of capital by primarily investing in Government National Mortgage Association (“GNMA”) securities, which are backed by the full faith and credit of the U.S. Government just like U.S. Treasury securities.

Fees & Minimums
	Minimum	Expense Ratio
Share Class	Investment	Gross	Net[2]

Investor Shares (SWGIX)	$100 for all account types	1.10%	0.74%

Select Shares (SWGSX)	$50,000	0.95%	0.55%

**	The Schwab GNMA Fund is subject to prepayment risk during low interest rate environments.

To learn more
For more information about these funds call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800 435-4000. Please read the prospectus carefully before investing.

Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to credit risk and loss of principal during periods of rising interest rates.

[1]	Schwab and the investment adviser have agreed to limit “the fund’s net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.65% and 0.50%, respectively, through 11/14/2009.
[2]	Schwab and the investment adviser have agreed to limit “the fund’s net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.74% and 0.55%, respectively, through 11/14/2009.

Charles Schwab & Co., Inc. Member SIPC
ADP44665 (1008-5900) (09/08) © 2006 All Rights Reserved

Schwab Tax-Free Bond Funds

Annual Report
August 31, 2008

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

Four smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYTX)	–3.21%

Benchmark: Lehman Brothers 1-Year Municipal Bond Index	5.31%
Fund Category: Morningstar Municipal National Short Bond	3.76%

Performance Details	pages 6–7

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	4.79%

Benchmark: Lehman Brothers 7-Year Municipal Bond Index	6.71%
Fund Category: Morningstar Municipal National Intermediate Bond	3.85%

Performance Details	pages 8–9

Schwab California Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYCX)	–7.92%

Benchmark: Lehman Brothers 1-Year Municipal Bond Index	5.31%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.16%

Performance Details	pages 10–11

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	4.89%

Benchmark: Lehman Brothers 7-Year Municipal Bond Index	6.71%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.16%

Performance Details	pages 12–13

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Historically, intense market fluctuations have not been the norm, but it is during these periods that many investors give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Tax-Free Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, the subprime mortgage and credit crisis acutely impacted the U.S. Economy and the financial marketplace. Risk-averse investors in all corners of the market migrated to the safety of U.S. Treasuries and other Government backed assets. This caused non-government debt instruments in the taxable and tax-free fixed income markets, such as mortgage-backed and asset-backed securities, along with auction rate securities and commercial paper to be subjected to depressed demand and price declines. As these conditions persisted amongst a backdrop of high commodity prices, a weak dollar, and falling housing valuations, they contributed to extraordinarily tight lending conditions and investor pessimism.

Despite the repercussions of risk-aversion within the municipal bond market, which caused distress for certain municipal issuances when demand faltered, we continue to believe that owning tax exempt securities can be an important part of a well diversified portfolio and a long-term investing strategy. For investors looking to mitigate the effects of high tax rates on the national and state levels, funds that offer tax-exempt yields can represent a distinct advantage over comparable taxable securities.

During these times of market uncertainty, we encourage you to seek the guidance and advice of your Schwab financial consultant or your independent investment advisor to ensure that your portfolio allocations represent your goals and tolerance for risk. Our Schwab Fixed Income Specialists can be reached at 1-877-563-7818, while our Client Service Specialists are available at 1-800-435-4000.

Sincerely,

Schwab Tax-Free Bond Funds 3

The Investment Environment

Over the past year, the U.S. Economy experienced a degree of disruption and uncertainty rarely seen in its history. Early in the period, concern about subprime mortgages and lending practices sparked a wave of turmoil that rippled through the housing market before spreading to the greater economy. Financial institutions, particularly banks and their associated debt instruments, experienced declines in share and asset price while simultaneously incurring credit downgrades. Bond markets experienced heightened volatility as spreading pessimism and distressed debt led to market sell-offs and depressed prices. In conjunction with these events, the unabated rise in commodity prices, particularly in oil and food, taxed consumer spending and exacerbated inflation worries as the Federal Reserve (the Fed) simultaneously cut interest rates.

Significant economic indicators, such as Gross Domestic Product (GDP), employment, and consumer prices on the balance pointed to slowing growth and weakness in the U.S. Economy. The GDP growth rate oscillated between expansion and contraction, down -0.2% in the fourth quarter of 2007 before advancing 2.8% in the second quarter of 2008. From September 2007 through July 2008, the unemployment rate increased by a full point rising from 4.7 to 5.7 percent, its highest level in almost four years. Consumer prices also rose markedly as the Consumer Price Index (CPI) jumped to 5.7% in July on a year-over-year basis, fueled by soaring prices in food and oil. The rise in prices was partially exacerbated by the weakness of the U.S. dollar against major currencies which contributed to price speculation in the commodity markets.

Falling housing valuations and the subprime mortgage crisis were among the primary factors contributing to broader market volatility and investor pessimism during the period. Rising mortgage defaults and questionable lending practices associated with low-documentation loans and loans issued to subprime borrowers engendered risk aversion toward a broad range of mortgage-backed and asset-backed securities. As the crisis deepened during the middle of the reporting period, investors became extremely skeptical of all but the most secure assets, demanding higher premiums.

U.S. Treasuries, with their government backing, became the safe-haven securities of choice for many investors. As a result, the prices of non-U.S. Treasury fixed income securities fell on depressed demand. Caught up in this flight to safety, the municipal bond market experienced volatility and monoline insurance corporations experienced credit downgrades. As auctions failed and the ability to turn over short-term debt became uncertain some large investors were forced to sell securities into illiquid markets, contributing to a negative cycle of anemic demand and falling prices.

During the reporting period, investors questioned the solvency of major financial institutions caught with portfolios of distressed debt and unable to raise capital. Some institutions, such as Bear Stearns and IndyMac Bank, were pushed into sales with many more to follow in the months ahead. Even the national mortgage lenders Fannie Mae and Freddie Mac began to suffer from rising defaults on loans, and were taken over by the U.S. government in early September. In response to these and other market movements the Fed lowered interest rates from 5.25% to 2.00% in an effort to jumpstart the economy and inject liquidity into the troubled credit markets. However, the persistent threat of inflation has made the Fed cautious as it seeks to follow its dual mandate of balancing growth and inflation.

 Yield Advantage of Munis over Treasurys: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Tax-Free Bond Funds

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Ken Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free YieldPlus Fundtm

The Schwab Tax-Free YieldPlus Fund returned -3.21% during the reporting period, underperforming the benchmark Lehman Brothers 1-Year Municipal Bond Index, which returned 5.31%. The fund’s underperformance relative to the benchmark was primarily attributable to floating rate notes, which experienced declines in valuation brought on by turmoil in fixed income markets and the broader economy. Prior to the end of the period, positions in floating rate notes were reduced. During the period, the fund continued to seek out securities with solid risk adjusted spreads. Volatility, risk aversion and distressed selling in the fixed income market impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality.

Yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined, as downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

As of 8/31/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	39.6%

Variable Rate Demand Notes	22.4%

Floating Rate Bonds	15.7%

Auction Rate Securities	11.8%

General Obligation Bonds	8.1%
Tax & Revenue Anticipation

Notes	1.7%

Muni Special Tax	0.7%

By Credit Quality1

AAA	7.2%

AA	10.8%

A	46.8%

BBB	4.0%

Short-Term Ratings	27.4%

Unrated Securities	3.8%

Weighted Average

Credit Quality	A

By Maturity2

0 - 6 Months	42.3%

7-18 Months	11.2%

More than 18 Months	46.5%

Weighted Average Maturity	1.0 yrs
Weighted Average Effective

Duration	1.0 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment 1

 Average Annual Total Returns1,2,3

	1 Year	3 Years	Since Inception

Fund: Schwab Tax-Free YieldPlus Fundtm (12/16/04)	-3.21%	0.62%	0.85%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	5.31%	3.80%	3.32%
Fund Category: Morningstar Municipal National Short Bond	3.76%	2.91%	2.59%

Fund Expense Ratios4: Net 0.49%; Gross 0.51%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	3.18%

Taxable-Equivalent Yield[6]	4.89%

12-Month Distribution Yield[1,3]	3.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fundtm

The Schwab Tax-Free Bond Fund returned 4.79% during the period, underperforming the benchmark Lehman Brothers 7-Year Municipal Bond Index, which was up 6.71%. Risk aversion and distressed selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined, as downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

As of 8/31/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	64.0%

General Obligation Bonds	20.0%

Variable Rate Demand Notes	12.7%

Floating Rate Bonds	2.2%

Auction Rate Securities	1.1%

By Credit Quality1

AAA	33.4%

AA	31.0%

A	18.9%

BBB	3.1%

BB	0.4%

Short-Term Ratings	11.6%

Unrated Securities	1.6%

Weighted Average

Credit Quality	AA

By Maturity2

0-1 Year	14.4%

2-10 Years	42.9%

11-20 Years	28.3%

21-30 Years	14.4%

Weighted Average Maturity	7.4 yrs
Weighted Average Effective

Duration	5.7 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	4.79%	3.65%	4.26%
Benchmark: Lehman Brothers 7-Year Municipal Bond Index	6.71%	4.32%	4.89%
Fund Category: Morningstar Municipal National Intermediate Bond	3.85%	3.27%	3.88%

Fund Expense Ratios4: Net 0.49%; Gross 0.70%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	4.06%

30-Day SEC Yield-No Waiver[1,6]	3.76%

Taxable-Equivalent Yield[7]	6.23%

12-Month Distribution Yield[1,3]	4.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free YieldPlus Fundtm

The Schwab California Tax-Free YieldPlus Fund returned -7.92% during the period, underperforming the benchmark Lehman Brothers 1-Year Municipal Bond Index, which returned 5.31%. The fund’s underperformance relative to the benchmark was primarily attributable to floating rate notes, which experienced declines in valuation brought on by turmoil in fixed income markets and the broader economy. Prior to the end of the period, positions in floating rate notes were eliminated. During the period, the fund continued to seek out securities with solid risk adjusted spreads. Volatility, risk aversion and distressed selling in the fixed income market impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality.

Yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined, as downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

As of 8/31/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Variable Rate Demand Notes	53.7%

Revenue Bonds	30.7%

Auction Rate Securities	8.8%
Tax & Revenue Anticipation

Notes	4.7%

General Obligation Bonds	1.3%

Muni Special Tax	0.8%

By Credit Quality1

AAA	6.7%

AA	11.9%

A	26.3%

BBB	5.6%

Short-Term Ratings	47.9%

Unrated Securities	1.6%

Weighted Average

Credit Quality	A

By Maturity2

0-6 Months	66.2%

7-18 Months	9.3%

19-30 Months	9.1%

More than 30 Months	15.4%

Weighted Average Maturity	0.9 yrs
Weighted Average Effective

Duration	0.9 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	3 Years	Since Inception

Fund: Schwab California Tax-Free YieldPlus Fundtm (12/16/04)*	-7.92%	-1.03%	-0.56%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	5.31%	3.80%	3.32%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.16%	2.44%	2.60%

Fund Expense Ratio4: 0.45%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	2.91%

Taxable-Equivalent Yield[6]	5.30%

12-Month Distribution Yield[1]	3.75%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free Bond Fundtm

The Schwab California Tax-Free Bond Fund returned 4.89% during the period, underperforming the benchmark Lehman Brothers 7-Year Municipal Bond Index, which gained 6.71%. Risk aversion and distressed selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined, as downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

As of 8/31/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	77.4%

General Obligation Bonds	13.0%

Variable Rate Demand Notes	7.2%

Muni Special Tax	1.9%

Auction Rate Securities	0.5%

By Credit Quality1

AAA	28.9%

AA	24.9%

A	27.8%

BBB	6.8%

BB	0.3%

Short-Term Ratings	9.5%

Unrated Securities	1.8%

Weighted Average

Credit Quality	AA

By Maturity2

0-1 Year	15.4%

2-10 Years	38.6%

11-20 Years	28.8%

21-30 Years	14.7%

More than 30 Years	2.5%

Weighted Average Maturity	7.7 yrs
Weighted Average Effective

Duration	5.4 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings.

12 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	4.89%	4.35%	4.52%
Benchmark: Lehman Brothers 7-Year Municipal Bond Index	6.71%	4.32%	4.89%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.16%	3.14%	3.82%

Fund Expense Ratios4: Net 0.49%; Gross 0.61%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	4.19%

30-Day SEC Yield-No Waiver[1,6]	4.02%

Taxable-Equivalent Yield[7]	7.64%

12-Month Distribution Yield[1,3]	4.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	Per prospectus effective 11/15/07, as amended 6/13/08. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2008 and held through August 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 3/01/08	at 8/31/08	3/01/08 - 8/31/08

Schwab Tax-Free YieldPlus Fundtm
Actual Return	0.47%	$1,000	$981.40	$2.34
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	$2.39

Schwab Tax-Free Bond Fundtm
Actual Return	0.48%	$1,000	$1,056.40	$2.48
Hypothetical 5% Return	0.48%	$1,000	$1,022.72	$2.44

Schwab California Tax-Free YieldPlus Fundtm
Actual Return	0.47%	$1,000	$960.50	$2.32
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	$2.39

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,044.70	$2.52
Hypothetical 5% Return	0.49%	$1,000	$1,022.67	$2.49

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

14 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fund tm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	12/16/04[2]–
	8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.87	9.96	9.97	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.33	0.28	0.16
Net realized and unrealized gains (losses)	(0.68)	(0.09)	(0.01)	(0.03)

Total from investment operations	(0.31)	0.24	0.27	0.13
Less distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.28)	(0.16)

Net asset value at end of period	9.20	9.87	9.96	9.97

Total return (%)	(3.21)	2.45	2.73	1.31	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	0.49	0.49	0.28	[4]
Gross operating expenses	0.49	0.51	0.53	0.54	[4]
Net investment income (loss)	3.84	3.34	2.81	2.33	[4]
Portfolio turnover rate	61	45	55	18	[3]
Net assets, end of period ($ x 1,000,000)	175	654	489	435

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 15

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

49.0%	Fixed-Rate Obligations	85,320	85,915
46.7%	Variable-Rate Obligations	84,949	81,720

95.7%	Total Investments	170,269	167,635
4.3%	Other Assets and Liabilities, Net		7,617

100.0%	Net Assets		175,252

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 49.0% of net assets

ALABAMA 1.7%
Birmingham Special Care Facilities Finance Auth
RB (Baptist Health System Inc) Series 2005A	5.00%	11/15/09		1,565	1,580
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11		1,350	1,389

					2,969

ARIZONA 1.0%
Maricopa Cnty Elementary SD No. 17
School Improvement Bonds (Project of 2006) Series 2008B	4.00%	07/01/09	(a)	685	695
Pima Cnty
COP Series 2008	5.00%	06/01/10		1,000	1,041

					1,736

ARKANSAS 0.3%
Fort Smith
Sales & Use Tax Refunding & Improvement Bonds Series 2006	3.95%	09/01/15	(a)	480	480

CALIFORNIA 2.9%
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		5,000	5,088

COLORADO 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C6	3.95%	11/10/10		400	405

16 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

FLORIDA 5.6%
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds Series 2007A	5.00%	03/01/10	(a)	4,255	4,366
High-Risk Account Sr Secured Refunding Bonds Series 2008A2	4.50%	06/01/09		2,500	2,523
Florida Rural Utility Financing Commission
Revenue Notes (Public Construction) Series 2008B	3.50%	11/01/11		1,200	1,200
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005A	5.00%	11/15/09		250	255
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09		500	509
Hillsborough Cnty IDA
Pollution Control Refunding RB (Tampa Electric Company) Series 2006	5.00%	03/15/12	(a)	1,000	1,023

					9,876

GEORGIA 0.6%
Private Colleges & Univ Auth
RB (Emory Univ) Series 2008B	5.00%	09/01/11		1,000	1,071

ILLINOIS 0.6%
Chicago
General Airport 3rd Lien Refunding RB Series 2004A	5.00%	01/01/09	(a)	1,000	1,007

INDIANA 3.2%
Indiana Finance Auth
Health System Refunding RB Series 2008C	5.00%	11/01/11		500	525
Indiana Health & Educational Facility Financing Auth
Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B	5.00%	02/15/09		720	729
Indiana State Office Building Commission
Facilities RB Series 2002A (New Castle Correctional Facility)	5.50%	07/01/12	(a)	4,000	4,394

					5,648

IOWA 0.8%
Iowa Finance Auth
Health Facilities Development Refunding RB (Care Initiatives) Series 2006A	5.25%	07/01/10		1,450	1,458

KANSAS 1.7%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2005M	3.75%	11/15/10	(a)	2,910	2,921

LOUISIANA 1.2%
Louisiana
GO Match Bonds Series 2006B	5.00%	07/15/11	(a)	2,000	2,126

See financial notes 17

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

MASSACHUSETTS 1.9%
Massachusetts
General Transportation System Refunding Bonds Series 1994A	7.00%	03/01/11	(a)	1,000	1,110
Massachusetts Development Finance Agency
RB (Linden Ponds Inc Facility) Series 2007A	5.00%	11/15/10		1,000	1,006
RB (Linden Ponds Inc Facility) Series 2007A	5.13%	11/15/12		1,150	1,153

					3,269

MICHIGAN 0.7%
Detroit
Sewage Disposal System Second Lien RB Series 2001D2	5.50%	01/01/12	(a)	1,175	1,252

MISSISSIPPI 2.3%
Jackson State Univ Educational Building Corp
RB (Campus Facilities) Series 2004B	5.00%	03/01/11		3,500	3,608
Mississippi Hospital Equipment & Facilities Auth
RB (Mississippi Baptist Health Systems Inc) Series 2007A	5.00%	08/15/09		500	511

					4,119

NEVADA 3.9%
Clark Cnty
Airport Passenger Facility Charge Subordinate Lien RB (LasVegas-McCarran International Airport) Series 2008A	5.00%	07/01/10		1,000	1,038
Clark Cnty Special Improvement District No.121
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.35%	12/01/09		450	447
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.50%	12/01/10		475	470
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.60%	12/01/11		240	236
Henderson
Health Facility RB (Catholic Healthcare West) Series 2007B	4.00%	07/01/12		2,000	2,009
Henderson Local Improvement District No. T-18
Limited Obligation Improvement (Inspirada) Bonds	4.60%	09/01/11		1,950	1,798
North Las Vegas Special Improvement District No. 60
Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.15%	12/01/08		570	569
Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.35%	12/01/09		295	293

					6,860

NEW YORK 5.4%
New York State Dormitory Auth
Master Boces Program Lease RB (Oneida Herkimer Madison) Series 2008	4.00%	08/15/10		570	587
RB (State Univ Educational Facilities) Series 1990C	7.38%	05/15/10		685	724
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute) Series 2002E	4.05%	09/01/11		7,800	8,082

					9,393

18 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

NORTH CAROLINA 0.9%
Sampson Cnty
COP Series 2006	3.60%	09/18/08	(a)(b)(c)	1,500	1,500

NORTH DAKOTA 0.6%
Ward Cnty
Health Care Facilities RB (Trinity Obligated Group) Series 2006	5.00%	07/01/11		1,000	1,017

OKLAHOMA 0.4%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		700	708

OREGON 0.3%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(d)	465	461

PENNSYLVANIA 6.2%
Harrisburg Auth
Refunding RB Series 1998A	5.00%	09/01/21	(a)	7,055	7,128
Philadelphia Parking Auth
Airport Parking Refunding RB Series 2008	5.00%	09/01/09		1,135	1,168
Pittsburgh
GO Refunding Bonds Series 2008A1	5.00%	09/01/09		2,575	2,645

					10,941

TEXAS 3.7%
Brazos River Auth
Refunding RB (Houston Industries) Series 1998A	5.13%	05/01/19	(a)	1,750	1,786
Hitchcock Texas ISD
Unlimited Tax School Building & Refunding Bonds Series 2008	0.00%	02/15/09	(a)	165	164
Houston Combined Utility System
First Lien Refunding RB Series 2004C1	5.00%	05/15/11	(a)	1,500	1,567
Texas
TRAN Series 2008	3.00%	08/28/09		3,000	3,041

					6,558

UTAH 2.3%
Intermountain Power Agency
Power Supply Refunding RB Series 1985E	2.40%	12/01/08	(a)(b)	4,000	4,001

WYOMING 0.6%
Campbell Cnty Recreation Project Joint Powers Board
Lease RB Series 2008	5.00%	06/15/11		1,000	1,051

Total Fixed-Rate Obligations (Cost $85,320)					85,915

See financial notes 19

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Variable-Rate Obligations 46.7% of net assets

ARIZONA 14.6%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2007A	2.84%	02/02/15	(e)	20,500	18,821
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	2.91%	09/25/08	(d)	6,755	6,755

					25,576

CALIFORNIA 1.1%
California Statewide Communities Development Auth
COP (Eskaton Properties Inc)	7.40%	10/02/08	(a)	1,200	1,200
Orange Cnty Sanitation District
Refunding COP (Nos. 1-3, 5-7, & 11) Series 1993	4.50%	09/02/08	(a)	700	700

					1,900

COLORADO 2.8%
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB Series 2008A1	1.85%	09/04/08	(a)	4,900	4,900

FLORIDA 5.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics Inc) Series 1996B	5.30%	09/03/08	(a)(b)	6,000	6,000
Bradford Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics Inc) Series 1996B	5.30%	09/03/08	(a)(b)	2,000	2,000
Sarasota Cnty Public Hospital Board
RB (Sarasota Memorial Hospital) Series 2003A	3.45%	09/02/08	(a)(b)	725	725

					8,725

ILLINOIS 2.9%
Chicago
GO Refunding Bonds Series 2007G	4.50%	09/04/08	(a)(b)	5,000	5,000

MASSACHUSETTS 1.9%
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	3.55%	12/30/08	(a)(d)	3,400	3,400

MISSOURI 1.1%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Saint Louis Univ) Series 2006A	3.19%	09/02/08	(a)(b)	2,000	2,000

NEVADA 2.3%
Clark Cnty
Airport System Refunding RB Series 1993A	9.50%	09/03/08	(a)(b)	4,000	4,000

20 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

NEW YORK 1.5%
Metropolitan Transportation Auth
Dedicated Tax Fund Series 2002B	1.95%	09/04/08	(a)(b)	2,600	2,600

OKLAHOMA 4.6%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	2.91%	10/02/08	(d)	8,000	8,000

PENNSYLVANIA 3.4%
Sayre Health Care Facilities Auth
RB (Guthrie Health) Series 2007	2.58%	09/01/08		7,250	5,919

PUERTO RICO 1.2%
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB Series 2005L	4.00%	09/04/08	(a)(b)(c)	1,100	1,100
Transportation Refunding RB Series 2005L	4.00%	09/04/08	(a)(b)(c)	1,000	1,000

					2,100

UTAH 0.7%
Utah State Board of Regents
Hospital RB (Univ of Utah) Series 2006B	8.00%	09/02/08	(a)(b)	1,200	1,200

WASHINGTON 3.6%
Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2001A	4.39%	09/03/08	(a)(b)(c)	5,000	5,000
Washington Public Power Supply System
Refunding RB (Nuclear Project No.1) Series 1993A	4.00%	01/02/09	(a)	1,400	1,400

					6,400

Total Variable-Rate Obligations (Cost $84,949)					81,720

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08, the tax basis cost of the fund’s investments was $170,275 and the unrealized appreciation and depreciation were $794 and ($3,434), respectively, with a net unrealized depreciation of ($2,640).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,600 or 4.9% of net assets.
(d)	Illiquid security. At the period end, the value of these securities amounted to $18,616 or 10.6% of net assets.
(e)	Floating rate note, maturity shown is mandatory put date.

See financial notes 21

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

COP	— Certificate of participation
GO	— General obligation
IDA	— Industrial development authority
M/F	— Multi-family
RB	— Revenue bond
SD	— School district
TRAN	— Tax and revenue anticipation note

22 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $170,269)		$167,635
Receivables:
Investments sold		14,516
Interest		1,433
Fund shares sold		3
Prepaid expenses	+	1

Total assets		183,588

Liabilities
Payables:
Investments bought		7,088
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		1
Fund shares redeemed		1,083
Distributions to shareholders		90
Payable to custodian		33
Accrued expenses	+	36

Total liabilities		8,336

Net Assets
Total assets		183,588
Total liabilities	−	8,336

Net assets		$175,252
Net Assets by Source
Capital received from investors		212,676
Distributions in excess of net investment income		(3)
Net realized capital losses		(34,787)
Net unrealized capital losses		(2,634)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$175,252		19,048		$9.20

See financial notes 23

 Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$17,462

Net Realized Gains and Losses
Net realized losses on investments		(33,844)
Net realized gains on futures contracts		212

Net realized losses		(33,632)

Net Unrealized Gains and Losses
Net unrealized gains on investments		3,286

Expenses
Investment adviser and administrator fees		1,393
Transfer agent and shareholder service fees		404
Portfolio accounting fees		53
Registration fees		40
Professional fees		39
Trustees’ fees		15
Custodian fees		12
Shareholder reports		11
Interest expense		8
Other expenses	+	4

Total expenses		1,979
Expense reduction by adviser and Schwab	−	24
Custody credits	−	14

Net expenses		1,941

Increase (Decrease) in Net Assets from Operations
Total investment income		17,462
Net expenses	−	1,941

Net investment income		15,521
Net realized losses		(33,632)
Net unrealized gains	+	3,286

Decrease in net assets from operations		($14,825)

24 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/07-08/31/08	9/1/06-08/31/07
Net investment income	$15,521	$19,033
Net realized losses	(33,632)	(1,250)
Net unrealized gains (losses)	3,286	(4,928)

Increase (decrease) in net assets from operations	(14,825)	12,855

Distributions to shareholders[1]

Distributions from net investment income
Investor Shares	−	728
Select Shares	15,255	18,289

Total distributions from net investment income	$15,255	$19,017

Transactions in Fund Shares[1]

	9/1/07-08/31/08		9/1/06-08/31/07
	SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares	−	−	1,612	16,047
Select Shares	15,488	151,565	75,266	774,721

Total shares sold	15,488	$151,565	76,878	$790,768

Shares Reinvested
Investor Shares	−	−	57	571
Select Shares	1,156	11,087	1,393	13,856

Total shares reinvested	1,156	$11,087	1,450	$14,427

Shares Redeemed
Investor Shares	−	−	(4,074)	(40,680)
Select Shares	(63,858)	(611,535)	(59,428)	(616,692)

Total shares redeemed	(63,858)	($611,535)	(63,502)	($657,372)

Net transactions in fund shares	(47,214)	($448,883)	14,826	$147,823

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,262	$654,215	51,436	$512,554
Total increase (decrease)	+	(47,214)	(478,963)	14,826	141,661

End of period		19,048	$175,252	66,262	$654,215

Distributions in excess of net investment income			($3)		($2)

1 Effective on August 6, 2007, all outstanding Investor Shares (2,576 shares valued at $25,765) were converted into Select Shares.

See financial notes 25

Schwab Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	10.75	11.10	11.25	11.33	11.04

Income (loss) from investment operations:
Net investment income (loss)	0.45	0.44	0.44	0.45	0.45
Net realized and unrealized gains (losses)	0.05	(0.35)	(0.15)	(0.08)	0.29

Total from investment operations	0.50	0.09	0.29	0.37	0.74
Less distributions:
Distributions from net investment income	(0.45)	(0.44)	(0.44)	(0.45)	(0.45)

Net asset value at end of period	10.80	10.75	11.10	11.25	11.33

Total return (%)	4.79	0.82	2.70	3.29	6.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	0.59	0.65	0.65	0.65
Gross operating expenses	0.69	0.70	0.69	0.66	0.66
Net investment income (loss)	4.21	4.03	4.01	3.98	4.00
Portfolio turnover rate	199	29	23	1	10
Net assets, end of period ($ x 1,000,000)	108	93	92	93	83

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.0%		Fixed-Rate Obligations	103,897	105,669
13.8%		Variable-Rate Obligations	15,027	14,944

111.8%		Total Investments	118,924	120,613
(11	.8)%	Other Assets and Liabilities, Net		(12,777)

100.0%		Net Assets		107,836

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 98.0% of net assets

ALABAMA 3.0%
Huntsville
Water Revenue Warrants Series 2008	5.00%	11/01/15	(a)	855	947
University of Alabama at Birmingham
Hospital RB Series 2008A	5.00%	09/01/10		250	258
Hospital RB Series 2008A	5.00%	09/01/16		2,000	2,077

					3,282

ARIZONA 4.4%
Avondale
Excise Tax RB Series 2008	5.00%	07/01/28		1,280	1,285
Maricopa Cnty Elementary SD No. 17
School Improvement Bonds (Project of 2006) Series 2008B	4.00%	07/01/14	(a)	200	206
School Improvement Bonds (Project of 2006) Series 2008B	4.00%	07/01/15	(a)	175	180
Payson USD No.10
School Improvement Bonds (Project of 2006) Series 2008B	3.00%	07/01/28		1,375	1,324
Phoenix Civic Improvement Corp
Sr Airport RB (Phoenix Sky Harbor International Airport) Series 2008C	5.00%	07/01/13		1,025	1,098
Pima Cnty USD No. 20 Vail
School Improvement Bonds (Project of 2005) Series 2008C	4.00%	07/01/14	(a)	180	187
School Improvement Bonds (Project of 2005) Series 2008C	4.50%	07/01/17	(a)	455	480

					4,760

CALIFORNIA 11.4%
California Statewide Communities Development Auth
Insured RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	2,800	2,888
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset Backed Bonds Series 2003A1	6.25%	06/01/33		2,500	2,733
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38		2,000	2,125

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Oak Valley Hospital District
GO Bonds (Election of 2004) Series 2005	5.00%	07/01/29	(a)	2,065	2,103
Redlands USD
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/29	(a)	485	493
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006A	5.00%	08/03/09	(a)	1,890	1,899

					12,241

COLORADO 2.1%
Colorado Dept of Transportation
RAN Series 2002B	5.50%	06/15/15	(a)	2,000	2,276

DISTRICT OF COLUMBIA 2.0%
District of Columbia
COP Series 2003	5.50%	01/01/17	(a)	2,000	2,156

FLORIDA 9.0%
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds Series 2008A2	4.50%	06/01/09		1,500	1,514
Miami-Dade Cnty
Water & Sewer System Refunding RB Series 2008B	5.25%	10/01/20	(a)	1,000	1,082
Water & Sewer System Refunding RB Series 2008B	5.25%	10/01/22	(a)	3,000	3,200
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16		1,100	1,187
Mid-Bay Bridge Auth
Refunding RB Series 2008A	5.00%	10/01/15	(a)	1,000	1,085
North Brevard Cnty Hospital District
Refunding RB (Parrish Medical Center) Series 2008	4.50%	10/01/11		560	570
Refunding RB (Parrish Medical Center) Series 2008	5.50%	10/01/18		985	1,033

					9,671

GEORGIA 2.1%
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(a)	2,180	2,267

ILLINOIS 2.4%
Illinois Finance Auth
Refunding RB (Rush Univ Medical Center Obligated Group) Series 2006B	5.00%	11/01/13	(a)	1,000	1,063
Machesney Park Village
GO Refunding Debt Certificates Series 2008B	4.00%	12/01/14	(a)	60	62
GO Refunding Debt Certificates Series 2008B	4.00%	12/01/15	(a)	90	92
GO Refunding Debt Certificates Series 2008B	4.50%	12/01/16	(a)	615	649
GO Refunding Debt Certificates Series 2008B	4.50%	12/01/17	(a)	665	697

					2,563

INDIANA 1.9%
Indiana Finance Auth
Health System Refunding RB Series 2008C	5.00%	11/01/18		2,000	2,054

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

KENTUCKY 1.7%
Jefferson Cnty
Health Facilities RB (Univ Medical Center) Series 1997	5.25%	07/01/22	(a)	1,000	1,002
Louisville/Jefferson Cnty Metro Government
Refunding & Improvement RB (Bellermine Univ) Series 2008A	6.00%	05/01/33	(a)	500	497
Refunding & Improvement RB (Bellermine Univ) Series 2008A	6.00%	05/01/38	(a)	295	290

					1,789

MARYLAND 0.5%
Baltimore
Subordinate Project RB (Water Projects) Series 2008A	5.00%	07/01/17	(a)	200	222
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2008F	5.00%	07/01/15		200	209
Maryland Housing & Community Development Dept
RB Series 1996A	5.88%	07/01/16		160	160

					591

MASSACHUSETTS 6.5%
Massachusetts
GO Bonds (Consolidated Loan of 2007) Series A	2.34%	11/01/20		2,500	2,102
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005B	5.50%	07/01/23	(a)	1,630	1,831
Massachusetts Development Finance Agency
RB (Linden Ponds Inc Facility) Series 2007A	5.25%	11/15/15		1,000	985
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120	122
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		340	343
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/14		355	355
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		475	472
Massachusetts Health & Educational Facilities Auth
RB (CareGroup) Series 2004D	5.25%	07/01/24	(a)	800	823

					7,033

MICHIGAN 5.9%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper Co) Series 2002	6.25%	04/15/12		1,000	1,110
Detroit
Water Supply System Second Lien Refunding RB Series 2001C	5.75%	07/01/28	(a)	3,900	4,190
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(a)	1,000	1,027

					6,327

MISSOURI 1.9%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13		1,975	2,068

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

NEBRASKA 0.5%
Douglas Cnty Hospital Auth #2
Health Facilities Refunding RB (Children’s Hospital Obligated Group) Series 2008B	6.13%	08/15/31		475	488

NEVADA 4.0%
Clark Cnty
Airport Passenger Facility Charge Subordinate Lien RB (LasVegas-McCarran International Airport) Series 2008A	5.00%	07/01/15		1,115	1,185
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(a)	2,000	2,215
Reno
Hospital RB (Washoe Medical Center) Series 2005A	6.00%	06/01/28	(a)	900	955

					4,355

NEW YORK 2.2%
Elmont Union Free SD
GO Refunding Serial Bonds 2008	4.00%	09/15/14	(a)	150	157
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12		60	67
New York State Dormitory Auth
Master Boces Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16	(a)	1,000	1,104
Master Boces Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/18	(a)	535	589
RB (Orange Regional Medical Center Obligated Group) Series 2008	5.50%	12/01/11		420	429

					2,346

NORTH CAROLINA 1.4%
North Carolina Capital Facilities Finance Agency
Educational Facilities RB (Meredith College) Series 2008A	6.00%	06/01/31		700	710
Northern Hospital District of Surry Cnty
Health Care Facilities RB Series 2008	6.00%	10/01/28		800	789

					1,499

NORTH DAKOTA 0.9%
North Dakota Housing Finance Agency
Home Mortgage Financing Program Series D	5.40%	07/01/28		1,000	1,006

OKLAHOMA 2.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16		1,130	1,169
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center) Series 2008C	5.00%	08/15/16		1,000	1,052

					2,221

30 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

OREGON 6.2%
Columbia River Peoples Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/10	(a)(e)	1,180	1,268
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(d)	1,000	991
Morrow Cnty SD
GO Bonds Series 2001	5.63%	06/15/11	(a)	2,235	2,428
Portland
Refunding Bonds Series 2008B	5.00%	06/15/24		1,940	2,022

					6,709

PENNSYLVANIA 1.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A	5.00%	09/01/11		975	1,024
Pittsburgh
GO Refunding Bonds Series 2008A	5.25%	09/01/17	(a)	1,000	1,075

					2,099

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22		20	20

TEXAS 14.2%
Eagle Mountain-Saginaw ISD
Unlimited Tax School Building Bonds Series 2008	0.00%	08/15/19	(a)	400	236
El Paso Cnty Hospital District
GO Bonds Series 2008A	4.25%	08/15/16	(a)	250	261
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Methodist Hospital System) Series 2008B	5.25%	12/01/12		1,000	1,063
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	08/15/10	(a)	1,000	1,069
Hays Consolidated ISD
Unlimited Tax School Building Bonds Series 2008	4.00%	08/15/17	(a)	525	536
Unlimited Tax School Building Bonds Series 2008	4.00%	08/15/18	(a)	565	571
Hitchcock Texas ISD
Unlimited Tax School Building & Refunding Bonds Series 2008	5.00%	02/15/34	(a)	2,000	2,011
Houston Combined Utility System
First Lien Refunding RB Series 2004C1	5.00%	05/15/11	(a)	1,000	1,045
Klein ISD
Unlimited Tax Schoolhouse & Refunding Bonds Series 2008A	5.00%	08/01/15	(a)	1,350	1,491
Livingston ISD
Unlimited Tax School Building Bonds Series 2008	5.00%	08/15/33	(a)	1,500	1,511
Longview ISD
Tax School Building Bonds Series 2008	5.00%	02/15/31	(a)	1,000	1,013
Lower Colorado River Auth
Refunding RB Series 1999A	5.88%	05/15/16	(a)	2,000	2,060
Manor ISD
Unlimited Tax School Building Bond Series 2008	5.00%	08/01/38	(a)	1,000	986

See financial notes 31

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Spring Hill ISD
Unlimited Tax School Building Bonds Series 2008	5.00%	02/15/33	(a)	1,500	1,510

					15,363

UTAH 0.3%
Pleasant Grove City
Water RB Series 2008	4.50%	12/01/20	(a)	285	287

VERMONT 2.1%
Vermont Education & Health Buildings Financing Agency
Hospital RB (Fletcher Allen Health Care) Series 2000A	6.00%	12/01/23	(a)	2,000	2,094
Hospital RB (Fletcher Allen Health Care) Series 2007A	4.75%	12/01/36		195	163

					2,257

WASHINGTON 7.4%
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	545
Ocean Shores
Water & Sewer RB Series 2001	5.50%	06/01/11	(a)	2,000	2,164
Washington Health Care Facilities
RB (Catholic Health Initiatives) Series A	6.00%	12/01/20	(a)	3,000	3,207
RB (Swedish Health System) Series 1998	5.13%	11/15/18	(a)	2,000	2,025

					7,941

Total Fixed-Rate Obligations (Cost $103,897)					105,669

Variable-Rate Obligations 13.8% of net assets

ARIZONA 0.9%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2007A	2.84%	02/02/15	(f)	1,060	973

FLORIDA 6.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics Inc) Series 1996B	5.30%	09/03/08	(a)(b)	2,600	2,600
Bradford Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics Inc) Series 1996B	5.30%	09/03/08	(a)(b)	3,000	3,000
Sarasota Cnty Public Hospital Board
RB (Sarasota Memorial Hospital) Series 2003A	3.45%	09/02/08	(a)(b)	1,700	1,700

					7,300

GEORGIA 0.4%
Atlanta
Water & Wastewater RB Series 2001C	2.60%	09/02/08	(a)(b)	500	500

KENTUCKY 1.4%
Kentucky Asset/Liability Commission
General Fund Refunding Notes Series 2007B	2.43%	11/01/08	(a)	2,000	1,471

32 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

NEVADA 2.4%
Clark Cnty
Airport System Refunding RB Series 1993A	9.50%	09/03/08	(a)(b)	2,600	2,600

PUERTO RICO 1.9%
Puerto Rico Electric Power Auth
Power RB Series HH	2.34%	09/04/08	(a)(b)(c)	600	600
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB Series 2005L	4.00%	09/04/08	(a)(b)(c)	1,500	1,500

					2,100

Total Variable-Rate Obligations (Cost $15,027)					14,944

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08, the tax basis cost of the fund’s investments was $118,917 and the unrealized appreciation and depreciation were $1,978 and ($283), respectively, with a net unrealized appreciation of $1,695.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,100 or 1.9% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $991 or 0.9% of net assets.
(e)	All or a portion of this security is held as collateral for futures contracts.
(f)	Floating rate note, maturity shown is mandatory put date.

COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency
ISD	— Independent school district
RAN	— Revenue anticipation note
RB	— Revenue bond
SD	— School district
USD	— Unified school district

In addition to the above, the fund held the following at 08/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
10 Years, Short, U.S. Treasury Note, expires 12/19/08	(40)	(4,620)	13

Net unrealized gains			13

See financial notes 33

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $118,924)		$120,613
Cash		313
Receivables:
Investments sold		3,690
Interest		947
Fund shares sold		195
Due from broker for futures		7
Due from investment adviser		6
Prepaid expenses	+	1

Total assets		125,772

Liabilities
Payables:
Investments bought		17,746
Transfer agent and shareholder services fees		2
Distributions to shareholders		126
Fund shares redeemed		24
Accrued expenses	+	38

Total liabilities		17,936

Net Assets
Total assets		125,772
Total liabilities	−	17,936

Net assets		$107,836
Net Assets by Source
Capital received from investors		108,092
Net investment income not yet distributed		1
Net realized capital losses		(1,959)
Net unrealized capital gains		1,702

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$107,836		9,987		$10.80

34 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$4,664

Net Realized Gains and Losses
Net realized losses on investments		(1,267)
Net realized losses on futures contracts	+	(11)

Net realized losses		(1,278)

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,706
Net unrealized gains on futures contracts	+	13

Net unrealized gains		1,719

Expenses
Investment adviser and administrator fees		298
Transfer agent and shareholder service fees		249
Portfolio accounting fees		45
Professional fees		32
Shareholder reports		26
Registration fees		19
Trustees’ fees		13
Custodian fees		5
Interest expense		2
Other expenses	+	1

Total expenses		690
Expense reduction by adviser and Schwab	−	201
Custody credits	−	15

Net expenses		474

Increase (Decrease) in Net Assets from Operations
Total investment income		4,664
Net expenses	−	474

Net investment income		4,190
Net realized losses		(1,278)
Net unrealized gains	+	1,719

Increase in net assets from operations		$4,631

See financial notes 35

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$4,190	$3,770
Net realized gains (losses)		(1,278)	402
Net unrealized gains (losses)	+	1,719	(3,453)

Increase in net assets from operations		4,631	719

Distributions to shareholders
Distributions from net investment income		$4,184	$3,768

Transactions in Fund Shares

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,686	$39,724	2,361	$25,991
Shares reinvested		241	2,587	225	2,484
Shares redeemed	+	(2,622)	(28,275)	(2,189)	(24,064)

Net transactions in fund shares		1,305	$14,036	397	$4,411

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,682	$93,353	8,285	$91,991
Total increase	+	1,305	14,483	397	1,362

End of period		9,987	$107,836	8,682	$93,353

Net investment income not yet distributed			$1		$41

36 See financial notes

Schwab California Tax-Free YieldPlus Fund tm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	12/16/04[2]–
	8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.87	9.98	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.33	0.32	0.27	0.15
Net realized and unrealized gains (losses)	(1.10)	(0.11)	0.03	(0.05)

Total from investment operations	(0.77)	0.21	0.30	0.10
Less distributions:
Distributions from net investment income	(0.33)	(0.32)	(0.27)	(0.15)

Net asset value at end of period	8.77	9.87	9.98	9.95

Total return (%)	(7.92)	2.16	3.06	1.03	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.46	0.28	[4]
Gross operating expenses	0.46	0.45	0.46	0.51	[4]
Net investment income (loss)	3.59	3.26	2.74	2.21	[4]
Portfolio turnover rate	17	38	70	52	[3]
Net assets, end of period ($ x 1,000,000)	157	1,053	768	516

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 37

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

36.9%		Fixed-Rate Obligations	57,501	57,784
66.3%		Variable-Rate Obligations	103,955	103,955

103.2%		Total Investments	161,456	161,739
(3	.2)%	Other Assets and Liabilities, Net		(5,062)

100.0%		Net Assets		156,677

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 36.9% of net assets

CALIFORNIA 34.8%
California
RB Series 2004A	5.25%	01/01/11		6,000	6,401
California Health Facilities Finance Auth
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,825	1,939
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/08		1,000	1,006
California Infrastructure & Economic Development Bank
RB (California Independent System Operator Corp) Series 2008A	4.00%	02/01/09		2,000	2,017
California Statewide Communities Development Auth
Insured RB (Enloe Medical Center) Series 2008A	5.00%	08/15/09	(a)	650	662
Insured RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	675	701
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10		2,455	2,492
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11		840	861
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/09		660	667
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/10		900	923
TRAN Program Note Participations Series 2008B	3.00%	07/31/09		7,000	7,077
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(a)	2,980	3,103
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/09		500	506
RB Series 2005	5.00%	08/15/10		1,415	1,439
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13		7,915	8,767
Millbrae Public Financing Auth
Subordinate Wastewater Revenue Notes 2008	3.50%	04/01/10		2,000	2,014

38 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10		480	480
2006 Tax Allocation RB	4.55%	10/01/11		520	520
2006 Tax Allocation RB	4.65%	10/01/12		545	545
Rancho Cordova
Special Tax Bonds Series 2007	4.50%	09/01/15		1,170	1,119
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		5,000	5,088
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09		1,085	1,097
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10		1,000	1,019
San Joaquin Cnty Transportation Auth
Measure K Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11		4,000	4,136

					54,579

PUERTO RICO 2.1%
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series J	5.00%	07/01/12	(a)	3,150	3,205

Total Fixed-Rate Obligations (Cost $57,501)					57,784

Variable-Rate Obligations 66.3% of net assets

CALIFORNIA 49.9%
California
Economic Recovery Bonds Series 2004C4	2.10%	09/02/08	(b)	200	200
Economic Recovery Bonds Series 2004C5	2.24%	09/02/08	(b)	1,400	1,400
GO Bonds Series 2004B2	2.10%	09/02/08	(a)	3,000	3,000
GO Bonds Series 2005A6	1.40%	09/04/08	(a)	1,150	1,150
Various Purpose GO Bonds	4.00%	09/04/08	(a)(b)(c)	3,520	3,520
California Department of Water Resources
Power Supply RB Series 2005G5	1.85%	09/04/08	(a)(b)	7,300	7,300
California Health Facilities Finance Auth
RB (Sutter Health) Series 2007A	2.28%	09/03/08	(b)(c)	3,000	3,000
California Statewide Communities Development Auth
COP (Eskaton Properties Inc)	7.40%	10/02/08	(a)	2,600	2,600
California Transit Finance Auth
Bonds (California Finance Program) Series 1997	2.50%	09/03/08	(a)(b)	2,000	2,000
Los Angeles Dept. of Water & Power
Power System RB Series 2001B3	2.50%	09/02/08	(b)	2,500	2,500
Modesto Public Financing Auth
Lease Refunding & Capital Improvement Bonds	3.70%	09/03/08	(a)	24,575	24,575
Orange Cnty Housing Auth
Apartment Development RB (Lantern Pines) Series 1985CC	1.70%	09/03/08	(a)	2,400	2,400
Orange Cnty Sanitation District
Refunding COP Series 2000A	2.25%	09/02/08	(b)	4,000	4,000
Refunding COP Series 2000B	2.25%	09/02/08	(b)	2,000	2,000
San Francisco City & Cnty Finance Corp
Lease RB (Moscone Center Expansion) Series 2000-3	7.00%	09/04/08	(a)(b)	4,200	4,200
Southern California Metropolitan Water District
RB Series 2001C2	2.25%	09/02/08	(b)	4,300	4,300

See financial notes 39

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Sweetwater Union High SD
GO Bonds (Election of 2006) Series 2008A	2.16%	09/04/08	(a)(b)(c)	7,000	7,000
Univ of California
Limited Project RB Series 2005B	2.65%	09/03/08	(a)(b)(c)	3,000	3,000

					78,145

PUERTO RICO 16.4%
Puerto Rico
GO Public Improvement Bonds of 1996	3.55%	01/02/09	(a)(d)	2,900	2,900
Public Improvement Refunding Bonds Series 2004B4	2.65%	09/04/08	(a)(b)	5,000	5,000
Puerto Rico Aquaduct & Sewer Auth
Refunding Bonds Series 1995	2.84%	01/02/09	(a)(d)	7,600	7,600
Puerto Rico Electric Power Auth
Power RB Series HH	2.34%	09/04/08	(a)(b)(c)	4,310	4,310
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB Series 2005L	4.00%	09/04/08	(a)(b)(c)	6,000	6,000

					25,810

Total Variable-Rate Obligations (Cost $103,955)					103,955

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08 the tax basis cost of the fund’s investments was $161,456 and the unrealized appreciation and depreciation were $428 and ($145), respectively, with a net unrealized appreciation of $283.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $26,830 or 17.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $10,500 or 6.7% of net assets.

COP	— Certificate of participation
GO	— General obligation
ISD	— Independent school district
RB	— Revenue bond
SD	— School district
TRAN	— Tax and revenue anticipation note

40 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $161,456)		$161,739
Cash		83
Receivables:
Investments sold		203
Interest		1,290
Prepaid expenses	+	2

Total assets		163,317

Liabilities
Payables:
Investments bought		6,460
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		1
Distributions to shareholders		115
Fund shares redeemed		21
Accrued expenses	+	36

Total liabilities		6,640

Net Assets
Total assets		163,317
Total liabilities	−	6,640

Net assets		$156,677
Net Assets by Source
Capital received from investors		240,603
Net realized capital losses		(84,209)
Net unrealized capital gains		283

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$156,677		17,865		$8.77

See financial notes 41

 Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$22,873

Net Realized Gains and Losses
Net realized losses on investments		(76,928)
Net realized losses on futures contracts		(5,598)
Net realized gains on swap agreements	+	1,443

Net realized losses		(81,083)

Net Unrealized Gains and Losses
Net unrealized gains on investments		10,694
Net unrealized gains on futures contracts	+	270

Net unrealized gains		10,964

Expenses
Investment adviser and administrator fees		1,882
Transfer agent and shareholder service fees		566
Portfolio accounting fees		54
Professional fees		39
Trustees’ fees		16
Custodian fees		15
Shareholder reports		9
Interest expense		4
Other expenses	+	1

Total expenses		2,586
Custody credits	−	40

Net expenses		2,546

Increase (Decrease) in Net Assets from Operations
Total investment income		22,873
Net expenses	−	2,546

Net investment income		20,327
Net realized losses		(81,083)
Net unrealized gains	+	10,964

Decrease in net assets from operations		($49,792)

42 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$20,327	$32,091
Net realized losses		(81,083)	(2,215)
Net unrealized gains (losses)	+	10,964	(11,169)

Increase in net assets from operations		(49,792)	18,707

Distributions to shareholders[1]

Distribution from net investment income
Investor Shares		−	490
Select Shares	+	20,322	31,697

Total distributions		$20,322	$32,187

Transactions in Fund Shares[1]

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		−	−	1,532	$15,276
Select Shares	+	9,953	97,099	103,728	1,034,189

Total shares sold		9,953	$97,099	105,260	$1,049,465

Shares Reinvested
Investor Shares		−	−	37	$366
Select Shares	+	1,467	13,925	2,529	25,185

Total shares reinvested		1,467	$13,925	2,566	$25,551

Shares Redeemed
Investor Shares		−	−	(3,053)	($30,483)
Select Shares	+	(100,295)	(937,529)	(76,467)	(760,566)

Total shares redeemed		(100,295)	($937,529)	(79,520)	($791,049)

Net transactions in fund shares		(88,875)	($826,505)	28,306	$283,967

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,740	$1,053,296	78,434	$782,809
Total increase (decrease)	+	(88,875)	(896,619)	28,306	270,487

End of period		17,865	$156,677	106,740	$1,053,296

1  Effective on August 6, 2007, all outstanding Investor Shares (2,000 shares valued at $19,980) were converted into Select Shares.

See financial notes 43

Schwab California Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/07–	9/1/06–	9/1/05–	9/1/04–	9/1/03–
	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per-Share Data ($)

Net asset value at beginning of period	11.30	11.66	11.84	11.78	11.45

Income (loss) from investment operations:
Net investment income (loss)	0.47	0.48	0.49	0.51	0.50
Net realized and unrealized gains (losses)	0.07	(0.30)	(0.17)	0.10	0.33

Total from investment operations	0.54	0.18	0.32	0.61	0.83
Less distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.49)	(0.50)	(0.50)
Distributions from net realized gains	—	(0.06)	(0.01)	(0.05)	—

Total Distributions	(0.47)	(0.54)	(0.50)	(0.55)	(0.50)

Net asset value at end of period	11.37	11.30	11.66	11.84	11.78

Total return (%)	4.89	1.57	2.78	5.24	7.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.56	0.60	0.61	0.61
Gross operating expenses	0.61	0.61	0.60	0.61	0.61
Net investment income (loss)	4.16	4.15	4.19	4.27	4.30
Portfolio turnover rate	89	19	19	8	15
Net assets, end of period ($ x 1,000,000)	308	217	205	199	180

44 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

90.7%		Fixed-Rate Obligations	274,555	278,916
11.0%		Variable-Rate Obligations	34,000	34,000

101.7%		Total Investments	308,555	312,916
(1	.7)%	Other Assets and Liabilities, Net		(5,297)

100.0%		Net Assets		307,619

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 90.7% of net assets

CALIFORNIA 90.7%
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(a)	3,400	3,461
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(a)	1,170	1,199
Alameda-Contra Costa Transit District
COP (FHR Computer System) Series 2007	4.00%	08/01/12		1,565	1,611
Anaheim Public Financing Auth
RB (Water System) Series 2008	5.00%	10/01/34		3,090	3,144
RB (Water System) Series 2008	5.00%	10/01/37		1,795	1,823
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)	5,000	5,876
Association of Bay Area Governments
Revenue COP (Lytton Gardens Inc) Series 1999	6.00%	02/15/30		3,000	3,035
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	985	1,003
Banning USD
GO Bonds (2006 Election) Series B	0.00%	08/01/21	(a)	550	286
GO Bonds (2006 Election) Series B	0.00%	08/01/22	(a)	400	196
GO Bonds (2006 Election) Series B	0.00%	08/01/23	(a)	725	334
GO Bonds (2006 Election) Series B	0.00%	08/01/24	(a)	865	375
GO Bonds (2006 Election) Series B	0.00%	08/01/25	(a)	50	20
GO Bonds (2006 Election) Series B	5.25%	08/01/31	(a)	2,125	2,200
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2006F	5.00%	04/01/31		1,500	1,521
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20	(a)	1,000	1,035
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	1,200	1,351
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	920	1,036
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/17	(a)	1,625	1,724
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/18	(a)	1,255	1,321

See financial notes 45

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

California
GO Bonds Series 2000	5.63%	05/01/10		865	927
GO Bonds Series 2000	5.63%	05/01/18		50	52
GO Refunding Bonds Series 2000	5.63%	05/01/10		85	91
RB Series 2004A	5.25%	01/01/11		9,000	9,602
California Dept of Veterans Affairs
Affairs Home Purchase RB Series 2002A	5.30%	12/01/21	(a)	5,000	5,079
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/12		3,000	3,377
Water System RB Series AE	5.00%	12/01/21		1,960	2,107
California Educational Facilities Auth
RB (California College of Arts & Crafts) Series 2001	5.75%	06/01/25		1,800	1,840
RB (California Lutheran Univ) Series 2008	5.75%	10/01/38		3,000	2,941
RB (Pepperdine Univ) Series 2000	5.75%	09/15/08		3,000	3,034
California Health Facilities Finance Auth
RB (Catholic Healthcare West) Series 2008I	5.13%	07/01/22		5,000	4,978
RB (Scripps Health) Series 2008A	5.00%	10/01/16		3,485	3,626
RB (Scripps Health) Series 2008A	5.00%	10/01/17		2,515	2,598
RB (Scripps Health) Series 2008A	5.00%	10/01/18		3,000	3,079
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,905	2,024
California HFA
Home Mortgage RB Series 2008L	4.20%	08/01/16		1,075	1,077
Home Mortgage RB Series 2008L	4.35%	08/01/17		1,020	1,021
California Infrastructure & Economic Development Bank
RB (The J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,301
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845	825
California State Public Works Board
Refunding RB (California State Univ) Series 1998A	5.00%	10/01/19		5,385	5,443
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(a)	3,965	4,285
COP (Internext Group) Series 1999	5.38%	04/01/17		4,070	4,086
Insured Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2008	4.50%	11/15/13	(a)	3,000	3,051
Insured RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	650	684
Insured RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	750	802
Insured RB (Enloe Medical Center) Series 2008A	5.25%	08/15/15	(a)	515	543
Insured RB (Enloe Medical Center) Series 2008A	5.25%	08/15/16	(a)	1,015	1,067
Insured RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	6,535	6,739
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,297
Refunding RB (John Muir/Mt Diablo Health System) Series 2005A	5.00%	05/01/13	(a)	1,000	1,082
Student Housing RB (CHF-Irvine, LLC-UCI East Campus Apts Phase II) Series 2008	5.00%	05/15/17		4,260	4,305
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(a)	3,020	3,025
Contra Costa Cnty Public Financing Auth
Tax Allocation RB Series 2003A	5.63%	08/01/13		4,115	4,653
Tax Allocation RB Series 2003A	5.63%	08/01/33		885	890
CSDA Finance Corporation
COP Series 2008VV	5.00%	09/01/23		1,335	1,332
COP Series 2008VV	5.25%	09/01/28		1,705	1,697

46 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

East Bay Regional Park District
2008 GO Refunding Bonds	5.00%	09/01/13		885	976
Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008H	5.00%	07/01/35		2,000	1,962
Elsinore Valley Muni Water District
Refunding COP Series 2008A	5.00%	07/01/27	(a)	3,830	3,941
Escondido
Revenue COP Series 2000A	6.00%	09/01/31	(a)	855	899
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A	5.50%	10/01/19		3,500	3,544
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(a)	5,000	5,127
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset Backed Bonds Series 2003A1	6.25%	06/01/33		7,620	8,331
Golden West Schools Financing Auth
GO RB (Rowland USD) 2005	5.25%	09/01/23	(a)	3,255	3,461
GO RB (Rowland USD) 2005	5.25%	09/01/24	(a)	1,725	1,827
Grossmont Union High SD
GO Bonds (Election of 2004) Series 2008	5.00%	08/01/33		5,000	5,058
Hollister Joint Power Financing Auth
Wastewater RB (Refinancing & Improvement) Series 2006	5.00%	06/01/32	(a)	1,635	1,637
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(a)	1,500	1,550
Inglewood Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A	5.25%	05/01/16	(a)	1,000	1,115
Kern Cnty Water Agency Improvement Dist No.4
Water Revenue COP Series 2008A	5.00%	05/01/33	(a)	1,760	1,760
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(a)	1,885	1,964
Los Angeles Department of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14	(a)	1,500	1,602
Power System RB Series 2007A2	5.00%	07/01/24	(a)	550	575
Los Angeles Municipal Improvement Corp
Lease Revenue Capital Equipment Series A	5.00%	08/01/14	(a)	500	543
Los Angeles USD
GO Bonds (Election of 2002) Series 2003A	5.00%	07/01/13	(a)	5,625	6,217
GO Bonds (Election of 2005) Series C	5.00%	07/01/26	(a)	1,950	2,003
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18	(a)	1,000	1,026
M-S-R Public Power Agency
Subordinate Lien RB Series 2008L	5.00%	07/01/16	(a)	2,465	2,727
Subordinate Lien RB Series 2008L	5.00%	07/01/17	(a)	1,755	1,939
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts Financing) Series 2006	3.90%	11/15/16	(a)	3,150	3,111
Menifee Union SD
GO Bonds (2008 Election) Series A	5.50%	08/01/27		900	929
GO Bonds (2008 Election) Series A	5.50%	08/01/29		220	225

See financial notes 47

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

Modesto Irrigation District
COP (1996 Refunding & Capital Improvements) Series 2006A	5.00%	10/01/26	(a)	2,965	3,048
Mountain House Public Financing Auth
Utility Systems RB Series 2007	5.00%	12/01/22		2,670	2,689
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13	(a)	1,000	1,115
Oakland Joint Powers Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		990	1,015
Oakland Redevelopment Agency
Subordinated Tax Allocation Bonds (Central District Redevelopment) Series 2003	5.50%	09/01/14	(a)	1,615	1,745
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250	1,267
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28		1,270	1,291
Refunding COP Series 2008C	4.75%	02/01/38		3,000	2,854
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24	(a)	1,815	1,832
Rancho Cordova
Special Tax Bonds Series 2007	5.00%	09/01/20		1,770	1,615
Redlands USD
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/27	(a)	1,565	1,604
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/28	(a)	595	607
Riverside
Water RB Issue of 2008B	5.00%	10/01/33	(a)	2,270	2,306
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		5,000	5,088
Roseville
Water Revenue COP Series 2007	5.00%	12/01/21	(a)	250	261
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/09	(a)	3,000	3,213
Lease RB (Cal EPA Building) Series 1998A	5.25%	05/01/19	(a)	1,575	1,594
San Diego Redevelopment Agency
Subordinate Tax Allocation Bonds (Horton Plaza Redevlopment) Series 2000	5.80%	11/01/21		2,500	2,580
San Francisco Airports Commission
Second Series Refunding RB (San Francisco International Airport) Series 30	5.00%	05/01/17	(a)	1,480	1,558
Second Series Refunding RB (San Francisco International Airport) Series 34D	5.00%	05/01/17	(a)	175	188
San Francisco Bay Area Rapid Transit
Sales Tax RB Series 1999	5.50%	07/01/09	(a)	1,000	1,043
Sales Tax RB Series 1999	5.50%	07/01/09	(a)	2,500	2,608
San Francisco State Univ
Student Housing RB (Auxiliary Organization) Series 1999	5.20%	07/01/09		1,150	1,195
San Lorenzo Valley USD
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/27	(a)	1,000	377
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/28	(a)	1,000	354
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/30	(a)	1,000	313
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/31	(a)	1,000	296

48 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

San Luis Obispo Cnty Finance Auth
RB (Lopez Dam Improvement) Series 2000A	5.38%	08/01/24	(a)	1,000	1,021
Santa Clara Cnty Financing Auth
Insured RB (El Camino Hospital) Series 2007A	5.00%	02/01/15	(a)	725	775
Insured RB (El Camino Hospital) Series 2007A	5.00%	02/01/16	(a)	550	588
Insured RB (El Camino Hospital) Series 2007A	5.00%	02/01/17	(a)	400	427
Insured RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(a)	575	614
Insured RB (El Camino Hospital) Series 2007B	5.00%	02/01/17	(a)	475	507
Insured RB (El Camino Hospital) Series 2007B	5.00%	02/01/18	(a)	310	327
Insured RB (El Camino Hospital) Series 2007C	5.00%	02/01/15	(a)	200	214
Insured RB (El Camino Hospital) Series 2007C	5.00%	02/01/17	(a)	450	480
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(a)	1,460	1,628
Santa Clara Redevelopment Agency
Tax Allocation Refunding RB (Bayshore North)	7.00%	07/01/10	(a)	660	672
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB (Measure A) Series 2007A	5.00%	04/01/25	(a)	2,590	2,666
Santa Rosa Wastewater
RB Series 2008A	5.25%	09/01/25	(a)	1,390	1,464
Wastewater RB Series 2008A	5.25%	09/01/27	(a)	2,460	2,571
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	8,195	8,449
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(a)	1,080	1,117
Truckee Public Financing Auth
Lease RB Series 2000A	5.88%	11/01/08	(a)	1,490	1,530
Univ of California
General RB Series 2008L	5.00%	05/15/17		350	387
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006A	5.00%	08/03/09	(a)	4,725	4,748
West Basin Municipal Water District
Refunding Revenue COP Series 2008B	5.00%	08/01/31	(a)	1,795	1,788
West Sacramento Area Flood Control Agency
Assessment RB Series 2008	5.50%	09/01/38		4,930	4,894
Whittier
RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12		2,000	2,233

Total Fixed-Rate Obligations (Cost $274,555)					278,916

Variable-Rate Obligations 11.0% of net assets

CALIFORNIA 8.8%
California
Various Purpose GO Bonds	4.00%	09/04/08	(a)(b)(c)	3,000	3,000
California Dept of Water Resources
Power Supply RB Series 2005F4	2.10%	09/02/08	(a)	3,000	3,000
California Health Facilities Finance Auth
RB (Sutter Health) Series 2007A	2.28%	09/03/08	(b)(c)	3,000	3,000
California Infrastructure & Economic Development Bank
RB (The Contemporary Jewish Museum) Series 2006	2.25%	09/02/08	(a)	550	550
California Statewide Communities Development Auth
COP (Eskaton Properties Inc)	7.40%	10/02/08	(a)	1,650	1,650

See financial notes 49

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer
Project				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($ x 1,000)	($ x 1,000)

California Transit Finance Auth
Bonds (California Finance Program) Series 1997	2.50%	09/03/08	(a)(b)	1,000	1,000
Orange Cnty Sanitation District
Refunding COP (Nos. 1-3, 5-7, & 11) Series 1993	4.50%	09/02/08	(a)	3,800	3,800
Refunding COP Series 2000B	2.25%	09/02/08	(b)	1,000	1,000
Southern California Metropolitan Water District
RB Series 2000B3	2.01%	09/02/08	(b)	1,000	1,000
Sweetwater Union High SD
GO Bonds (Election of 2006) Series 2008A	2.16%	09/04/08	(a)(b)(c)	1,000	1,000
Univ of California
Limited Project RB Series 2005B	2.65%	09/03/08	(a)(b)(c)	3,000	3,000
Medical Center Pooled RB Series 2007B2	2.24%	09/02/08		5,000	5,000

PUERTO RICO 2.2%
Puerto Rico
Public Improvement Refunding Bonds Series 2007A3	2.30%	09/02/08	(a)(b)	1,500	1,500
Puerto Rico Electric Power Auth
Power RB Series HH	2.34%	09/04/08	(a)(b)(c)	500	500
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB Series 2005L	4.00%	09/04/08	(a)(b)(c)	5,000	5,000

Total Variable-Rate Obligations (Cost $34,000)					34,000

End of Investments.

(All dollar amounts are x 1, 000)

At 08/31/08, the tax basis cost of the fund’s investment was $308,548 and the unrealized appreciation and depreciation were $5,335 and ($967), respectively, with a net unrealized appreciation of $4,368.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $15,500 or 5.0% of net assets.

COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency
M/F	— Multi-family
RB	— Revenue bond
SD	— School district
USD	— Unified school district

50 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $308,555)		$312,916
Cash		654
Receivables:
Investments sold		1,018
Interest		3,197
Fund shares sold		214
Due from investment adviser		1
Prepaid expenses	+	1

Total assets		318,001

Liabilities
Payables:
Investments bought		9,690
Transfer agent and shareholder services fees		6
Distributions to shareholders		426
Fund shares redeemed		218
Accrued expenses	+	42

Total liabilities		10,382

Net Assets
Total assets		318,001
Total liabilities	−	10,382

Net assets		$307,619
Net Assets by Source
Capital received from investors		304,014
Net realized capital losses		(756)
Net unrealized capital gains		4,361

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$307,619		27,053		$11.37

See financial notes 51

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$11,871

Net Realized Gains and Losses
Net realized losses on investments		(215)
Net realized losses on futures contracts	+	(127)

Net realized losses		(342)

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,663

Expenses
Investment adviser and administrator fees		768
Transfer agent and shareholder service fees		640
Portfolio accounting fees		51
Shareholder reports		35
Professional fees		34
Trustees’ fees		14
Custodian fees		8
Interest expense		2
Registration fees		1
Other expenses	+	3

Total expenses		1,556
Expense reduction by adviser and Schwab	−	300
Custody credits	−	17

Net expenses		1,239

Increase (Decrease) in Net Assets from Operations
Total investment income		11,871
Net expenses	−	1,239

Net investment income		10,632
Net realized losses		(342)
Net unrealized gains	+	1,663

Increase in net assets from operations		$11,953

52 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-08/31/08	9/1/06-08/31/07
Net investment income		$10,632	$8,779
Net realized losses		(342)	(538)
Net unrealized gains (losses)	+	1,663	(5,031)

Increase in net assets from operations		11,953	3,210

Distributions to shareholders
Distributions from net investment income		10,624	8,774
Distributions from net realized gains	+	−	1,172

Total distributions		$10,624	$9,946

Transactions in Fund Shares

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,230	$139,008	5,359	$61,918
Shares reinvested		534	6,056	513	5,933
Shares redeemed	+	(4,893)	(55,598)	(4,277)	(49,366)

Net transactions in fund shares		7,871	$89,466	1,595	$18,485

Shares Outstanding and Net Assets

		9/1/07-08/31/08		9/1/06-08/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,182	$216,824	17,587	$205,075
Total increase	+	7,871	90,795	1,595	11,749

End of period		27,053	$307,619	19,182	$216,824

Net investment income not yet distributed			$—		$115

See financial notes 53

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund Schwab 1000 Index Fund Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with the accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited to, the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps are valued either based on a model that constructs swap yield curves using market data in order to calculate proceeds, or swaps are valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

54

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income (computed on a tax basis) for that day, are paid out to shareholders once a month. The funds may make distributions from net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

 55

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

(l) Recent Market Events:

Recent market events, including decreased liquidity and credit downgrades, may lead to increased volatility in the market values of the securities held by the funds. In addition, the reduction of liquidity may result in the funds incurring greater losses on the sale of some portfolio securities then under more stable market conditions.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

56

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly, based on each fund’s average daily net assets described as follows:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
Average daily net assets	Fund	Bond Fund	Fund	Bond Fund

First $500 million	0.35%	0.30%	0.35%	0.30%
Over $500 million	0.30%	0.22%	0.30%	0.22%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Transfer Agent Fees	0.05%	0.05%	0.05%	0.05%
Shareholder Service Fees	0.05%	0.20%	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the adviser to the funds:

California
Tax-Free		Tax-Free	California
YieldPlus	Tax-Free	YieldPlus	Tax-Free
Fund	Bond Fund	Fund	Bond Fund

0.49%	0.49%	0.49%	0.49%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of August 31, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

Tax-Free YieldPlus Fund	$403,785
Tax-Free Bond Fund	112,630
California Tax-Free YieldPlus Fund	591,601
California Tax-Free Bond Fund	227,194

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

 57

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

5. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended August 31, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
Tax-Free YieldPlus Fund	$202,538	$558,796
Tax-Free Bond Fund	205,091	183,773
California Tax-Free YieldPlus Fund	68,805	588,841
California Tax-Free Bond Fund	297,542	209,471

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2008, the components of distributable earnings on a tax-basis were as follows:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Undistributed tax-exempt income	$87	$127	$115	$425
Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gains	—	—	—	—
Unrealized appreciation	794	1,978	428	5,335
Unrealized depreciation	(3,434)	(283)	(145)	(967)
Net unrealized appreciation/(depreciation)	($2,640)	$1,695	$283	$4,368

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2008, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration date:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
Expires	Fund	Bond Fund	Fund	Bond Fund

2009	—	$688	—	—
2010	—	—	—	—
2011	—	—	—	—
2012	—	—	—	—
2013	—	—	—	—
2014	$159	—	$476	—
2015	669	—	1,630	—
2016	601	318	1,698	$224

Totals	$1,429	$1,006	$3,804	$224

58

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2008, capital losses deferred and capital losses utilized for each fund were as follows:

California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Deferred capital losses	$33,353	$946	$80,406	$539
Capital losses utilized	—	—	—	—

The tax-basis components of distributions paid during the current and prior fiscal years were:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Current period distributions
Tax-exempt income	$15,251	$4,183	$20,322	$10,624
Ordinary income	4	1	—	—
Long-term capital gains	—	—	—	—

Prior period distributions
Tax-exempt income	$19,014	$3,768	$32,187	$8,775
Ordinary income	3	—	—	84
Long-term capital gains	—	—	—	1,087

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2008, the funds made the following reclassifications:

			California	California
	Tax-Free		Tax-Free	Long-Term
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Capital shares	$3	$145	$—	$88
Distributions in excess of net investment income	(267)	(46)	(5)	(123)
Net realized capital gains and losses	264	(99)	5	35

FASB (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of August 31, 2008, management has reviewed the tax provisions for open tax years (August 31, 2004, through August 31, 2008), and determined that no provision for income tax is required in the funds’ financial statements.

 59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free YieldPlus Fund, Schwab Tax-Free Bond Fund, Schwab California Tax-Free YieldPlus Fund, and Schwab California Tax-Free Bond Fund (the “Funds”) at August 31, 2008, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 16, 2008

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Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2008.

Percentage

Tax-Free YieldPlus Fund	100%
Tax-Free Bond Fund	100%
California Tax-Free YieldPlus Fund	100%
California Tax-Free Bond Fund	100%

 61

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the

“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations,

62

that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 63

Trustees and Officers

The tables below give information as of August 31, 2008, about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of August 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

64

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Investments since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

 65

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

66

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 67

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

interest only (IO) is a mortgage pass-through security that is scheduled to receive interest only from a pool of mortgages. An IO mortgage security has no par value.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

principal only (PO) is a mortgage pass-through security that is scheduled to receive all the principal but none of the interest payments in a pool of mortgages.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

68

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13656-11

Annual report dated August 31, 2008 enclosed.

Schwab YieldPlus Fund®

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This wrapper is not part of the shareholder report.

Schwab YieldPlus Fund®

Annual Report
August 31, 2008

Select Shares® are available on many Schwab Fundstm

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab YieldPlus Fund®

Investor Shares (Ticker Symbol: SWYPX)	-30.66%
Select Shares® (Ticker Symbol: SWYSX)	-30.67%
Benchmark: Lehman Brothers U.S. Short Treasury: 9-12 Months Index[1]	4.71%
Fund Category: Morningstar Ultrashort Bond	-2.49%

Performance Details	pages 6-7

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Month U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.
[2]	Please see prospectus for further detail and eligibility requirements.

Schwab YieldPlus Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

For the past year, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, illiquid credit markets, and the threat of recession.

These developments created significant liquidity issues for some securities held in the YieldPlus Fund. Although, these securities were generally highly rated when purchased by the fund, they suffered significant declines in value during the reporting period, as a result of their lack of liquidity.

In the pages that follow, the YieldPlus Fund management team discusses in greater detail the economic environment as well as the YieldPlus Fund’s performance.

Thank you for investing with us.

Sincerely,

2 Schwab YieldPlus Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, the subprime mortgage and credit crisis acutely impacted the U.S. Economy and the financial marketplace. Risk-averse investors in all corners of the market migrated to the safety of U.S. Treasuries and other Government backed assets. This caused non-government debt instruments in the taxable and tax-free fixed income markets, such as mortgage-backed and asset-backed securities, along with auction rate securities and commercial paper to be subjected to depressed demand and price declines. As these conditions persisted amongst a backdrop of high commodity prices, a weak dollar, and falling housing valuations, they contributed to extraordinarily tight lending conditions and investor pessimism.

Within our Taxable Bond Funds, the YieldPlus Fund was particularly affected by these deteriorating market conditions, and the decline in the fund’s net asset value (NAV) has been disappointing. In our view, this decline has been more the result of the unprecedented market illiquidity, and less about the underlying credit quality or fundamentals of the portfolio. For a further explanation of the fund’s performance, I would like to direct you to the managers’ discussion in this report.

During these times of market uncertainty, we encourage you to seek the guidance and support of your Schwab financial consultant or your independent investment advisor to ensure that your portfolio allocations represent your goals and tolerance for risk. Our Schwab Fixed Income Specialists can be reached at 1-877-563-7818, while our Client Service Specialists are available at 1-800-435-4000.

Sincerely,

Schwab YieldPlus Fund 3

The Investment Environment

Over the past year, the U.S. Economy experienced a degree of disruption and uncertainty rarely seen in its history. Early in the period, concern about subprime mortgages and lending practices sparked a wave of turmoil that rippled through the housing market before spreading to the greater economy. Financial institutions, particularly banks and their associated debt instruments, experienced declines in share and asset price while simultaneously incurring credit downgrades. Bond markets experienced heightened volatility as spreading pessimism and distressed debt led to market sell-offs and depressed prices. In conjunction with these events, the unabated rise in commodity prices, particularly in oil and food, taxed consumer spending and exacerbated inflation worries as the Federal Reserve (the Fed) simultaneously cut interest rates.

Significant economic indicators, such as Gross Domestic Product (GDP), employment, and consumer prices on the balance pointed to slowing growth and weakness in the U.S. Economy. The GDP growth rate oscillated between expansion and contraction, down -0.2% in the fourth quarter of 2007 before advancing 2.8% in the second quarter of 2008. From September 2007 through July 2008, the unemployment rate increased by a full point rising from 4.7 to 5.7 percent, its highest level in almost four years. Consumer prices also rose markedly as the Consumer Price Index (CPI) jumped to 5.7% in July on a year-over-year basis, fueled by soaring prices in food and oil. The rise in prices was partially exacerbated by the weakness of the U.S. dollar against major currencies which contributed to price speculation in the commodity markets.

Falling housing valuations and the subprime mortgage crisis were among the primary factors contributing to broader market volatility and investor pessimism during the period. Rising mortgage defaults and questionable lending practices associated with low-documentation loans and loans issued to subprime borrowers engendered risk aversion toward a broad range of mortgage-backed and asset-backed securities. As the crisis deepened during the middle of the reporting period, investors became extremely skeptical of all but the most secure assets, demanding higher premiums.

U.S. Treasuries, with their government backing, became the safe-haven securities of choice for many investors. As a result, the prices of non-U.S. Treasury fixed income securities fell on depressed demand. Caught up in this flight to safety, the municipal bond market experienced volatility and monoline insurance corporations experienced credit downgrades. As auctions failed and the ability to turn over short-term debt became uncertain some large investors were forced to sell securities into illiquid markets, contributing to a negative cycle of anemic demand and falling prices.

During the reporting period, investors questioned the solvency of major financial institutions caught with portfolios of distressed debt and unable to raise capital. Some institutions, such as Bear Stearns and IndyMac Bank, were pushed into sales with many more to follow in the months ahead. Even the national mortgage lenders Fannie Mae and Freddie Mac began to suffer from rising defaults on loans, and were taken over by the U.S. government in early September. In response to these and other market movements the Fed lowered interest rates from 5.25% to 2.00% in an effort to jumpstart the economy and inject liquidity into the troubled credit markets. However, the persistent threat of inflation has made the Fed cautious as it seeks to follow its dual mandate of balancing growth and inflation.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab YieldPlus Fund

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Schwab YieldPlus Fund 5

Schwab YieldPlus Fund®

The Schwab YieldPlus Fund Investor Shares returned -30.66% during the period, underperforming the benchmark Lehman Brothers U.S. Short Treasury: 9-12 Months Index, which returned 4.71%. Underperformance in the fund was principally the result of an unprecedentedly high volume of shareholder redemptions over a short period of time and unusual market conditions. Shareholder redemptions forced the fund to sell assets into a risk-averse marketplace, resulting in a decline in the fund’s share price as it sought to maintain liquidity and meet redemptions. At times, the market experienced waves of deleveraging and downgrades driven in part by the subprime mortgage and credit crisis. The desire for safety during this crisis led many investors to U.S. Treasuries, while other traditional safe havens, such as Agency securities, did not offer the same level of security. Managing risk and liquidity through sector diversification became difficult as many non-U.S. Treasury asset classes were affected by downward repricing.

As of 8/31/08:

 Portfolio Composition % of Investments % of Investments1

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Commercial Paper & Other

Corporate Obligations	29.7%

Asset-Backed Obligations	19.4%

Corporate Bonds	14.7%

U.S. Government Securities	13.1%
Commercial Mortgage-Backed

Securities	13.0%

Mortgage-Backed Securities	10.1%

By Credit Quality 2

AAA	52.7%

AA	12.0%

A	5.0%

BBB	2.7%

B	1.5%

Short-Term Ratings	16.2%

Unrated Securities	9.9%

Weighted Average

Credit Quality	AA

By Maturity3

0-6 months	75.4%

7-18 months	3.0%

19-30 months	13.1%

More than 30 months	8.5%

Weighted Average Maturity	0.5 yrs
Weighted Average Effective

Duration	1.0 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings.

6 Schwab YieldPlus Fund

 Schwab YieldPlus Fund®

Performance Summary as of 8/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (10/1/99)	-30.66%	-4.72%	-0.78%
Select Shares (10/1/99)	-30.67%	-4.61%	-0.65%
Benchmark: Lehman Brothers U.S. Short Treasury: 9-12 Months Index [4]	4.71%	3.36%	3.89%
Fund Category: Morningstar Ultrashort Bond	-2.49%	1.78%	3.05%

Fund Expense Ratios5: Investor Shares: 0.58% / Select Shares: 0.43%

 Style Assessment6

 Yields1

30-Day SEC Yield[3]
Investor Shares	4.45%
Select Shares	4.61%

30-Day SEC Yield–No Waiver[7]
Investor Shares	3.33%
Select Shares	3.49%

12-Month Distribution Yield[3]
Investor Shares	6.52%
Select Shares	6.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Months U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[5]	Per prospectus effective 11/15/07, as amended 6/13/08.

[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/08 and is not a precise indication of risk or performance-past, present and future. Definitions of style assessments: Sensitivity (measure as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, 1 or BBB; Low, BB or lower.

[7]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab YieldPlus Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2008 and held through August 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 3/01/08	at 8/31/08	3/01/08 - 8/31/08

Schwab YieldPlus Fund®
Investor Shares
Actual Return	0.47%	$1,000	$722.40	$2.03
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	$2.39
Select Shares®
Actual Return	0.34%	$1,000	$721.80	$1.47
Hypothetical 5% Return	0.34%	$1,000	$1,023.43	$1.73

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

8 Schwab YieldPlus Fund

Schwab YieldPlus Fund®

Financial Statements

Financial Highlights

	9/1/07-	9/1/06-	9/1/05-	9/1/04-	9/1/03-
Investor Shares	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	9.41	9.67	9.68	9.71	9.70

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.51	0.45	0.29	0.24
Net realized and unrealized gains (losses)	(3.20)	(0.26)	(0.01)	(0.02)	0.01

Total from investment operations	(2.81)	0.25	0.44	0.27	0.25
Less distributions:
Distributions from net investment income	(0.40)	(0.51)	(0.45)	(0.30)	(0.24)

Net asset value at end of period	6.20	9.41	9.67	9.68	9.71

Total return (%)	(30.66)	2.59	4.64	2.82	2.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	0.58	0.58	0.59	0.59
Gross operating expenses	0.60	0.58	0.58	0.59	0.59
Net investment income (loss)	5.24	5.27	4.62	3.00	2.43
Portfolio turnover rate	83	188	54	76	89
Net assets, end of period ($ x 1,000,000)	133	1,145	886	741	639

	9/1/07-	9/1/06-	9/1/05-	9/1/04-	9/1/03-
Select Shares	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04

Per Share Data ($)

Net asset value at beginning of period	9.41	9.66	9.68	9.70	9.70

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.52	0.46	0.30	0.25
Net realized and unrealized gains (losses)	(3.20)	(0.24)	(0.02)	(0.01)	0.01

Total from investment operations	(2.80)	0.28	0.44	0.29	0.26
Less distributions:
Distributions from net investment income	(0.42)	(0.53)	(0.46)	(0.31)	(0.26)

Net asset value at end of period	6.19	9.41	9.66	9.68	9.70

Total return (%)	(30.67)	2.85	4.69	3.08	2.67

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	0.43	0.43	0.44	0.45
Gross operating expenses	0.44	0.43	0.43	0.44	0.45
Net investment income (loss)	5.47	5.42	4.80	3.18	2.57
Portfolio turnover rate	83	188	54	76	89
Net asset, end of period ($ x 1,000,000)	350	9,552	7,319	5,091	3,030

See financial notes 9

 Schwab YieldPlus Fund

Portfolio Holdings as of August 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

13.2%		U.S. Government Security	63,267	63,684
14.7%		Corporate Bonds	72,090	71,112
19.4%		Asset-Backed Obligations	113,562	93,968
10.1%		Mortgage-Backed Securities	67,757	48,969
13.0%		Commercial Mortgage Backed Securities	71,703	62,779
29.8%		Short-Term Investments	144,192	144,199

100.2%		Total Investments	532,571	484,711
(0	.2)%	Other Assets and Liabilities, Net		(977)

100.0%		Net Assets		483,734

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 13.2% of net assets

U.S. Treasury Obligation 13.2%
U.S. Treasury Notes
2.88%, 06/30/10	63,000	63,684

Total U.S. Government Securities (Cost $63,267)		63,684

Corporate Bonds 14.7% of net assets

Finance 12.0%

Banking 12.0%
Artesia Overseas Ltd.
3.56%, 11/25/08 (a)(b)	10,000	10,048
Deutsche Bank Capital Trust
4.60%, 09/30/08 (a)(b)(c)	48,400	48,009

		58,057

Industrial 2.7%

Communications 2.0%
British Sky Broadcasting Group PLC
6.88%, 02/23/09	3,000	3,036
Comcast Cable Communications LLC
6.20%, 11/15/08	3,000	3,008
COX Communications, Inc.
3.88%, 10/01/08 (b)	2,500	2,499
COX Enterprises, Inc.
7.38%, 06/15/09 (b)(c)	1,000	1,013

		9,556

Consumer Non-Cyclical 0.7%
Cadbury Schweppes LLC
3.88%, 10/01/08 (b)(c)	3,500	3,499

		13,055

Total Corporate Bonds (Cost $72,090)		71,112

Asset-Backed Obligations 19.4% of net assets
Ameriquest Mortgage Securities, Inc.
Series 2003-IA1 Class M2
4.12%, 09/25/08 (a)(b)	1,647	1,317
Series 2003-AR3 Class M2
5.55%, 09/25/08 (a)(b)	1,539	1,502
Asset Backed Funding Certificates
Series 2003-AHL1 Class M1
3.32%, 09/25/08 (a)(b)	5,675	5,080
Series 2003-WMC1 Class M1
3.45%, 09/25/08 (a)(b)	1,625	1,466
Series 2003-OPT1 Class M2
4.80%, 09/25/08 (a)(b)	908	645
Asset Backed Securities Corp. Home Equity
Series 2002-H3 Class M2
4.69%, 09/15/08 (a)(b)	2,292	2,039
Bear Stearns Asset Backed Securities, Inc.
Series 2004-HE6 Class M1
3.04%, 09/25/08 (a)(b)	3,095	2,366
Series 2003-2 Class M2
4.47%, 09/25/08 (a)(b)	3,245	2,472
Centex Home Equity
Series 2003-B Class M2
4.17%, 09/25/08 (a)(b)	1,833	1,079
CIT Marine Trust
Series 1999-A Class C1
6.25%, 11/15/19 (b)(e)	945	902
Countrywide Asset-Backed Certificates
Series 2004-10 Class MV5
3.57%, 09/25/08 (a)(b)	435	161
Series 2002-6 Class M1
4.12%, 09/25/08 (a)(b)	843	697
Series 2002-6 Class M2
5.62%, 09/25/08 (a)(b)	826	597
Distribution Financial Services
Series 2001-1 Class D
7.73%, 11/15/22 (b)	8,250	7,334
First Alliance Mortgage Loan Trust
Series 1998-3 Class A4
2.97%, 09/22/08 (a)(b)(e)	100	75

10 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fremont Home Loan Trust
Series 2004-A Class M2
4.20%, 09/25/08 (a)(b)	645	483
Series 2003-A Class M2
5.06%, 09/25/08 (a)(b)	1,134	821
Home Equity Asset Trust
Series 2003-3 Class M2
4.84%, 09/25/08 (a)(b)	506	99
Lehman XS Trust
Series 2005-4 Class 2A1B
5.17%, 09/25/08 (a)(b)	1,333	1,327
Long Beach Mortgage Loan Trust
Series 2003-4 Class M2
4.22%, 09/25/08 (a)(b)	4,772	3,725
Series 2003-2 Class M3
5.85%, 09/25/08 (a)(b)	362	231
Mastr Asset Backed Securities
Series 2003-WMC2 Class M1
3.52%, 09/25/08 (a)(b)	467	395
Series 2002-OPT1 Class M2
5.40%, 09/25/08 (a)(b)	3,272	3,245
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WWC3 Class M3
4.95%, 09/25/08 (a)(b)	979	819
Novastar Home Equity Loan
Series 2003-2 Class M1
3.22%, 09/25/08 (a)(b)	6,023	5,564
Series 2003-3 Class M2
4.12%, 09/25/08 (a)(b)	2,678	2,306
Series 2003-1 Class M2
5.46%, 09/25/08 (a)(b)	2,378	1,337
Ocwen Advance Receivables Backed Notes
Series 2006-1A
5.34%, 11/24/15 (b)(c)(f)(h)	30,000	26,400
ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5
3.50%, 10/14/08 (a)(c)(f)(h)	20,000	15,986
Option One Mortgage Loan Trust
Series 2003-2 Class M1
3.45%, 09/25/08 (a)(b)	2,869	1,602
Residential Asset Securities Corp.
Series 2004-KS2 Class M22
3.97%, 09/25/08 (a)(b)	1,152	812
Structured Asset Investment Loan Trust
Series 2003-BC7 Class M2
5.10%, 09/25/08 (a)(b)	1,711	1,084

Total Asset-Backed Obligations (Cost $113,562)		93,968

Mortgage-Backed Securities 10.1% of net assets

Collateralized Mortgage Obligations 9.5%
Adjustable Rate Mortgage Trust
Series 2005-7 Class 2AX
0.27%, 09/01/08 (a)(b)(g)	85,633	272
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-12 Class 1A1
6.48%, 09/01/08 (a)(b)	361	293
Bear Stearns Alt-A Trust
Series 2006-1 Class 23A1
5.64%, 09/01/08 (a)(b)	994	677
Countrywide Alternative Loan Trust
Series 2005-51 Class 3AB1
2.68%, 09/22/08 (a)(b)	822	786
Series 2003-21T1 Class A2
5.25%, 12/25/33 (b)	845	764
Series 2007-2CB Class 1A1
5.75%, 03/25/37 (b)	25	24
Series 2007-2CB Class 2A13
5.75%, 03/25/37 (b)	38	36
Countrywide Home Loan
Series 2005-HYB2 Class 1A4
6.45%, 09/01/08 (a)(b)	973	676
Credit Suisse Mortgage Capital Certificates
Series 2006-7 Class DX
7.00%, 08/25/36 (b)(g)	4,083	804
CS First Boston Mortgage Securities Corp.
Series 2002-AR28 Class 1A2
6.49%, 09/01/08 (a)(b)	216	209
Series 2005-12 Class 6A1
6.00%, 01/25/36 (b)	289	220
Fifth Third Mortgage Loan Trust
Series 2002-FTB1 Class 2A1
6.09%, 09/01/08 (a)(b)	1,089	1,087
Harborview Mortgage Loan Trust
Series 2006-6 Class X1
0.25%, 09/01/08 (a)(b)(g)	38,259	1
Lehman XS Trust
Series 2007-5H Class 3A4
6.45%, 11/08/09 (a)(b)	20,442	13,424
MASTR Adjustable Rate Mortgage Trust
Series 2004-6 Class 5A1
4.70%, 09/01/08 (a)(b)	539	505
Series 2004-1 Class 4A2
4.90%, 09/01/08 (a)(b)	1,277	1,202
Series 2005-1 Class 5A1
5.95%, 09/01/08 (a)(b)	1,055	617
Morgan Stanley Dean Witter Capital I
Series 2003-HYB1 Class A2
4.79%, 09/01/08 (a)(b)	1,515	1,451
Morgan Stanley Mortgage Loan Trust
Series 2005-2AR Class B1
2.97%, 09/25/08 (a)(b)	25,209	14,223
Prime Mortgage Trust
Series 2005-3 Class A4
4.75%, 08/25/20 (b)	467	440
Residential Asset Mortgage Products, Inc.
Series 2004-SL2 Class A1
6.50%, 10/25/16 (b)	36	34
Residential Asset Securitization Trust
Series 2005-A8CB Class A11
6.00%, 07/25/35 (b)	2,220	1,579
Residential Funding Mortgage Securities I
Series 2003-S7 Class A17
4.00%, 05/25/33 (b)	401	359
Structured Asset Securities Corp.
Series 2003-40A Class 3A2
4.51%, 09/01/08 (a)(b)	1,481	1,394
Series 2003-24A Class 1A1
4.99%, 09/01/08 (a)(b)	718	669
TBW Mortgage Backed Pass Through Certificates
Series 2006-1 Class DX
6.00%, 04/25/36 (b)(g)	4,338	967

See financial notes 11

 Schwab YieldPlus Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A6
5.76%, 09/01/08 (a)(b)	373	371
Wells Fargo Alternative Loan Trust
Series 2007-PA3 Class A
0.19%, 09/01/08 (a)(b)(g)	397,930	3,012
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z Class 2A
0.21%, 09/01/08 (a)(b)(g)	55,306	92

		46,188

U.S. Government Agency Mortgages 0.6%
Fannie Mae
5.09%, 09/01/08 (a)	132	134
5.17%, 09/01/08 (a)	155	158
6.73%, 09/01/08 (a)	133	134
6.89%, 09/01/08 (a)	237	242
5.00%, 06/25/18 (g)	10,618	1,413
Freddie Mac
5.40%, 09/01/08 (a)	216	221
6.12%, 09/01/08 (a)	396	399
7.23%, 09/01/08 (a)	80	80

		2,781

Total Mortgage-Backed Securities (Cost $67,757)		48,969

Commercial Mortgage Backed Securities 13.0% of net assets
WAMU Commercial Mortgage Security
Series 2007-SL2 Class A
5.43%, 09/01/08 (a)(b)(c)(h)	42,820	36,769
Series 2007-SL3 Class A
6.11%, 09/01/08 (a)(b)(c)(h)	28,900	26,010

Total Commercial Mortgage Backed Securities (Cost $71,703)		62,779

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 29.8% of net assets

Commercial Paper & Other Obligations 9.9%
American General Finance Corp.
2.75%, 09/05/08	9,500	9,498
Atlantis One Funding Corp.
2.45%, 09/02/08	5,000	5,000
Chariot Funding LLC
2.15%, 09/02/08	9,500	9,500
Kittyhawk Funding
2.37%, 09/02/08	4,360	4,360
Lloyds TSB Bank PLC
2.14%, 09/02/08	9,500	9,500
Nieuw Amsterdam Receivables Corp.
2.55%, 09/03/08	4,000	4,000
Rabobank USA Financial Corp.
2.07%, 09/02/08	6,000	6,000

		47,858

Repurchase Agreement 6.3%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $31,267
1.85%, issued 08/29/08,
due 09/02/08	30,659	30,653

U.S. Government Agency Securities 13.4%
Fannie Mae
2.09%, 09/05/08	50,000	49,991
Federal Home Loan Bank
2.08%, 09/02/08	15,000	15,000

		64,991

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
1.66%, 11/28/08 (d)	700	697

Total Short-Term Investments (Cost $144,192)		144,199

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/08 the tax basis cost of the fund’s investments was $532,571 and the unrealized appreciation and depreciation were $2,327 and ($50,187), respectively, with a net unrealized depreciation of ($47,860).

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $157,686 or 32.6% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	Credit-enhanced security.
(f)	Illiquid security. At the period end, the value of these amounted to $42,386 or 8.8% of net assets.
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(h)	Fair-valued by Management.

In addition to the above, the fund held the following at
08/31/08. All numbers are x 1,000 except number of futures contracts.

12 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings continued

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
2 Years, Long, U.S. Treasury Note, expires 12/31/08	123	26,111	24

See financial notes 13

 Schwab YieldPlus Fund

Statement of
Assets and Liabilities

As of August 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $532,571)		$484,711
Cash		1
Receivables:
Interest		2,050
Due from investment adviser		182
Fund shares sold		45
Due from broker for futures		12
Other		95
Prepaid expenses	+	10

Total assets		487,106

Liabilities
Payables:
Transfer agent and shareholder services fees		5
Fund shares redeemed		1,119
Other		1,500
Distributions to shareholders		407
Accrued expenses	+	341

Total liabilities		3,372

Net Assets
Total assets		487,106
Total liabilities	−	3,372

Net assets		$483,734
Net Assets by Source
Capital received from investors		2,174,621
Net realized capital losses		(1,643,051)
Net unrealized capital losses		(47,836)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$133,305		21,500		$6.20
Select Shares	$350,429		56,566		$6.19	*

*	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

14 See financial notes

 Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2007 through August 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$267,663
Dividends	+	3,616

Total investment income		271,279

Net Realized Gains and Losses
Net realized losses on investments		(1,362,960)
Net realized losses on short sales		(903)
Net realized losses on futures contracts		(87,463)
Net realized losses on swap agreements	+	(55,131)

Net realized losses		(1,506,457)

Net Unrealized Gains and Losses
Net unrealized gains on investments		181,838
Net unrealized gains on short sales		168
Net unrealized losses on futures contracts		(1,950)
Net unrealized gains on swap agreements	+	45,144

Net unrealized gains		225,200

Expenses
Investment adviser and administrator fees		14,080
Transfer agent and shareholder service fees:
Investor Shares		1,520
Select Shares		4,002
Professional fees*		917
Shareholder reports		155
Portfolio accounting fees		146
Custodian fees		142
Interest expense		92
Registration fees		58
Trustees’ fees		44
Other expenses	+	76

Total expenses		21,232
Expense reduction by adviser and Schwab	−	787
Custody credits	−	38

Net expenses		20,407

Increase (Decrease) in Net Assets from Operations
Total investment income		271,279
Net expenses	−	20,407

Net investment income		250,872
Net realized losses		(1,506,457)
Net unrealized gains	+	225,200

Decrease in net assets from operations		($1,030,385)

*	Professional fees include legal fees and expenses incurred by the fund in connection with the litigation matter discussed in Item 9 of the Financial Notes.

See financial notes 15

 Schwab YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		9/1/07-8/31/08	9/1/06-8/31/07
Net investment income		$250,872	$604,729
Net realized losses		(1,506,457)	(74,251)
Net unrealized gains (losses)	+	225,200	(259,514)

Increase in net assets from operations		(1,030,385)	270,964

Distributions to shareholders

Distributions from net investment income
Investor Shares		32,196	58,154
Select Shares	+	220,174	549,141

Total distributions from net investment income		$252,370	$607,295

Transactions in Fund Shares

		9/1/07-8/31/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		11,813	$108,198	111,827	$1,082,026
Select Shares	+	91,458	844,868	1,141,775	11,048,039

Total shares sold		103,271	$953,066	1,253,602	$12,130,065

Shares Reinvested
Investor Shares		2,953	$25,461	5,155	$49,725
Select Shares	+	15,730	139,933	44,244	426,649

Total shares reinvested		18,683	$165,394	49,399	$476,374

Shares Redeemed
Investor Shares		(114,914)	($940,364)	(86,989)	($839,721)
Select Shares	+	(1,065,565)	(9,108,116)	(928,409)	(8,938,667)

Total shares redeemed		(1,180,479)	($10,048,480)	(1,015,398)	($9,778,388)

Net transactions in fund shares		(1,058,525)	($8,930,020)	287,603	$2,828,051

Shares Outstanding and Net Assets

		9/1/07-8/31/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,136,591	$10,696,509	848,988	$8,204,789
Total increase (decrease)	+	(1,058,525)	(10,212,775)	287,603	2,491,720

End of period		78,066	$483,734	1,136,591	$10,696,509

Net investment income not yet distributed			$-		$711

16 See financial notes

 Schwab YieldPlus Fund

Financial Notes

1. Business Structure of the Funds:

Schwab YieldPlus Fund is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Investments (organized October 26, 1990)
Schwab YieldPlus Fund
 Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

The Fund offers two share classes: Investor Shares and Select Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps are valued either based on a model that constructs swap yield curves using market data in order to calculate proceeds, or swaps are valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying

 17

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, the fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, the fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (London Interbank Offered Rate). In exchange, the counterparty might agree to pay the fund the equivalent of the same amount invested in a certain bond index during this same six month period.

A Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, the fund could experience unanticipated losses if one or both rates failed to behave as expected. The fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The fund may enter into mortgage dollar roll transactions. In these transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The fund may also sell securities short (sell securities they do not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statements of Assets and Liabilities.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s Statement of Operations.

Repurchase Agreement: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or by U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement

18

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to the fund’s net investment income (calculated on a tax basis) for that day, are paid out to shareholders once a month. The fund may make distributions from net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.

 19

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(k) New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the fund’s financial statement disclosures.

(l) Recent Market Events:

The fund invests in various types of fixed income securities including corporate bonds, asset-backed obligations and mortgage-backed securities. Recent market events, including decreased liquidity and credit downgrades, have led to increased volatility in the market values of these types of securities. In addition, the reduction of liquidity may result in the fund incurring greater losses on the sale of some portfolio securities than under more stable market conditions.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.35%
Over $500 million	0.30%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%

Although these agreements specify certain fees for these services, effective May 8, 2008, CSIM and Schwab have made voluntary agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Investor Shares	0.58%
Select Shares	0.43%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the year ended August 31, 2008, the fund’s total security transactions with other Schwab Funds was $262,995.

20

 Schwab YieldPlus Fund

Financial Notes (continued)

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab YieldPlus Fund has custodian overdraft facilities with State Street Corporation, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended August 31, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

Purchases of Long-Term
U.S. Government	Purchases of other	Total Purchases of
Securities Transactions*	Long-Term Securities	Long-Term Securities

$3,352,871	$174,080	$3,526,951

Sales/Maturities of
Long-Term
U.S. Government	Sales/Maturities of other	Total Sales/Maturities of
Securities Transactions*	Long-Term Securities	Long-Term Securities

$7,257,090	$4,765,901	$12,022,991

*	Includes securities guaranteed by U.S. Government Agencies.

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2008, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$407
Undistributed long-term capital gains	—
Unrealized appreciation	2,327
Unrealized depreciation	(50,187)

Net unrealized appreciation/ (depreciation)	(47,860)

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

 21

 Schwab YieldPlus Fund

Financial Notes (continued)

7.	Federal Income Taxes: (continued) (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2008, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2009	$—
2010	287
2011	47,204
2012	7,223
2013	7,728
2014	—
2015	8,207
2016	112,645

$183,294

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2008, the fund had deferred realized net capital losses of $1,458,232 and did not utilize any capital losses to offset capital gains.

The tax-basis components of distributions paid during the current and prior fiscal years were:

Current period distributions
Ordinary income	$252,370
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	607,295
Long-term capital gains	—
Return of capital	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2008, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	787
Net realized capital gains and losses	(787)

FASB (FIN) No. 48—Accounting for Uncertainty in Income Taxes—an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of August 31, 2008, management has reviewed the tax positions for open tax years (August 31, 2004, through August 31, 2008), and determined that no provision for income tax is required in the fund’s financial statements.

8. Contingencies:

In December 2003, Enron Corp. brought an Adversary Proceeding in its Chapter 11 bankruptcy filing against numerous financial entities, including Schwab YieldPlus Fund. The Adversary Proceeding alleges that the proceeds of certain sales transactions in Enron commercial paper should be treated as early redemptions and returned to the Enron bankruptcy estate. Enron seeks the avoidance of a sale of commercial paper by the Schwab YieldPlus Fund in the amount of $9,087,260, plus interest in the amount of approximately $1,260,000.

The Schwab YieldPlus Fund entered into joint mediation with certain defendants and reserved $1,500,000 for future settlement.

22

 Schwab YieldPlus Fund

Financial Notes (continued)

9. Other:

The Schwab YieldPlus Fund, Charles Schwab Corporation and certain affiliated entities and individuals are defendants in a class action regarding the YieldPlus Fund that is pending in the United States District Court for the Northern District of California. Plaintiffs, current and former YieldPlus shareholders, allege that the fund’s registration statements and prospectuses included materially false and misleading statements regarding, among other things, the fund’s investment in mortgage-backed securities. Plaintiffs have brought claims under the Securities Exchange Act of 1933, the Investment Company Act of 1940, and California state law. The court ordered the lead plaintiffs to file a consolidated complaint, and set a schedule to hear a motion to dismiss. The Consolidated complaint was filed on October 2, 2008. No estimate of the effect, if any, of these lawsuits on the fund can be made at this time.

As discussed in Item 3 of the Financial Notes, the adviser voluntarily capped the net operating expenses of the fund (excluding interest, taxes and certain non-routine expenses). Notwithstanding that the legal fees and expenses related to the class action above were non-routine expenses, the adviser agreed to include these legal fees and expenses within the cap for this reporting period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or part, by its insurance carrier for these legal fees and expenses; provided that such reimbursement by the fund is approved by the fund’s Board of Trustee’s.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab YieldPlus Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab YieldPlus Fund(the “Fund”) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2008

24

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, the fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the

“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab YieldPlus Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2. the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement.

 25

Specifically, the Trustees considered the Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. With respect to recent performance, the Trustees took into account the recent unusual market conditions and the impact of heavy shareholder redemptions on the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedule that includes lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

26

Trustees and Officers

The tables below give information as of August 31, 2008, about the trustees and officers for Schwab Investments which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of August 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 27

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Investments since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

28

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 29

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

30

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

interest only (IO) is a mortgage pass-through security that is scheduled to receive interest only from a pool of mortgages. An IO mortgage security has no par value.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

principal only (PO) is a mortgage pass-through security that is scheduled to receive all the principal but none of the interest payments in a pool of mortgages.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 31

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab* Fundamental US Large Company Index Fund
Schwab* Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL EMERGING MARKETS AND FUNDAMENTAL INTERNATIONAL are registered service marks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13482 - 08

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.
(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.
(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.
(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of twelve series. Ten series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31 and one series has a fiscal year-end of February 29. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2008 and 2007 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     Audit Fees
     2008: $379,810                    2007: $292,360
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2008: $28,041                    2007: $23,489
     Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2008: $29,700                    2007: $27,504
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

     2008: $4,286                    2007: $5,263

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2008: $62,027                    2007: $205,237
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2008: $0                    2007: $2,833,351
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.

Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	October 17th, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	October 17th, 2008

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	October 14th, 2008